P N C  F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

Cl — Class

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

JSC — Joint Stock Company

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PCL — Public Company Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USISDA05 — USD ICE Swap Rate 11:00 am NY 1

USSW5 — USD Swap Semi 30/360 5 year

VRDN —

Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2019, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)

COMMON STOCKS — 39.3%
Communication Services — 2.9%
Alphabet, Cl A*	76	$ 90
Cogent Communications Holdings	80	5
Comcast, Cl A	3,604	160
Discovery, Cl A*	613	17
Facebook, Cl A*	322	60
Madison Square Garden, Cl A*	48	12
Match Group*	62	5
Omnicom Group	927	70
Shenandoah Telecommunications	88	3
Verizon Communications	1,419	83

		505

Consumer Discretionary — 4.6%
Aaron’s	67	4
Amazon.com*	59	105
America’s Car-Mart*	58	5
AutoZone*	20	22
Bright Horizons Family Solutions*	44	7
Burlington Stores*	104	21
Cavco Industries*	48	9
Choice Hotels International	36	3
Churchill Downs	72	9
Darden Restaurants	715	87
Dine Brands Global	52	4
Dollar General	200	31
Dorman Products*	161	12
Five Below*	175	22
Fox Factory Holding*	191	14
Graham Holdings, Cl B	8	6
Home Depot	658	150
Installed Building Products*	171	10
iRobot*	71	4
LCI Industries	135	11
Lithia Motors, Cl A	92	12
McDonald’s	552	120
Murphy USA*	57	5
Ollie’s Bargain Outlet Holdings*	76	4
Sally Beauty Holdings*	280	3
Steven Madden	132	4
Target	1,025	110
Williams-Sonoma	110	7
Wingstop	66	7

		808

Consumer Staples — 3.2%
Altria Group	781	34
Church & Dwight	250	20
Costco Wholesale	104	31
Hershey	360	57
Kimberly-Clark	518	73
Lancaster Colony	38	6
PepsiCo	849	116
Procter & Gamble	1,698	204
Sysco	235	17
WD-40	35	6

		564

Energy — 0.6%
Chevron	440	52
ConocoPhillips	961	50

	Number of Shares	Fair Value (000)

CVR Energy	95	$4
KLX Energy Services Holdings*	48	1
Plains GP Holdings LP, Cl A*	127	2

		109

Financials — 8.3%
Allegiance Bancshares*	111	4
Allstate	500	51
Ameriprise Financial	508	66
AMERISAFE	111	8
Artisan Partners Asset Management, Cl A	197	5
Bank of America	5,797	159
BB&T	1,091	52
Cathay General Bancorp	108	4
Credit Acceptance*	41	19
Cullen	472	39
Diamond Hill Investment Group*	30	4
E*TRADE Financial	454	19
First Financial Bankshares	224	7
First Horizon National	213	3
First Merchants	75	3
Home BancShares	366	7
Huntington Bancshares	6,729	89
JPMorgan Chase	1,726	190
M&T Bank	290	42
Marsh & McLennan	510	51
Mastercard, Cl A	152	43
Nasdaq	512	51
National General Holdings	527	12
Northwest Bancshares	187	3
Old National Bancorp	248	4
Pacific Premier Bancorp	107	3
PRA Group*	308	11
Progressive	430	33
Prudential Financial	788	63
Radian Group	136	3
RLI	185	17
S&P Global	109	28
Selective Insurance Group	90	7
South State	63	5
SunTrust Banks	1,856	114
Synovus Financial	1,108	39
T. Rowe Price Group	474	52
U.S. Bancorp	1,859	98
United Bankshares	121	4
Veritex Holdings	187	4
Virtu Financial, Cl A#	135	3
Zions Bancorp NA	1,145	47

		1,466

Health Care — 5.0%
Abbott Laboratories	913	78
AbbVie	635	42
ACADIA Pharmaceuticals*	220	6
Addus HomeCare*	42	4
Alexion Pharmaceuticals*	130	13
Amgen	578	120
AMN Healthcare Services*	302	18
Arena Pharmaceuticals*	51	3
Baxter International	352	31
BioLife Solutions*	191	4

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)

COMMON STOCKS — continued
Health Care — continued
Bristol-Myers Squibb	290	$ 14
Cerus*	516	3
Corcept Therapeutics*	185	2
Eli Lilly	603	68
Haemonetics*	60	8
HealthEquity*	67	4
Integer Holdings*	46	3
Johnson & Johnson	349	45
Medpace Holdings*	133	11
Merck	1,170	101
Neogen*	128	9
Omeros*#	268	5
Omnicell*	68	5
PetIQ*	342	11
Pfizer	3,096	110
PRA Health Sciences*	18	2
Quest Diagnostics	230	23
R1 RCM*	371	4
Radius Health*	239	7
Sarepta Therapeutics*	18	2
Stryker	80	18
UnitedHealth Group	357	83
Veeva Systems, Cl A*	140	22
Vericel*	136	2
Xencor*	118	4

		885

Industrials — 4.2%
Advanced Disposal Services*	146	5
Alamo Group	117	13
ASGN*	217	14
Brady, Cl A	92	4
Cintas	125	33
Comfort Systems USA	79	3
CSX	397	27
Cubic	120	8
EnerSys	71	4
ESCO Technologies	59	4
Exponent	229	16
H&E Equipment Services	227	5
HEICO	200	29
Honeywell International	735	121
Insperity	152	15
John Bean Technologies	92	9
L3Harris Technologies	85	18
Landstar System	32	4
Lockheed Martin	352	135
Moog, Cl A	61	5
MSA Safety	54	6
Norfolk Southern	394	69
Northrop Grumman	59	22
NV5 Global*	63	4
Patrick Industries*	154	6
Quanta Services	95	3
Regal Beloit	50	3
Rexnord*	142	4
Simpson Manufacturing	99	6
TriNet Group*	87	6
United Rentals*	100	11
Universal Forest Products	303	12

	Number of Shares	Fair Value (000)

Waste Management	898	$107
Willdan Group*	104	4
Woodward	71	8

		743

Information Technology — 4.9%
Alteryx, Cl A*	46	7
Appian*	88	5
Apple	527	110
Automatic Data Processing	204	35
Booz Allen Hamilton Holding	455	34
CACI International, Cl A*	17	4
CDW	392	45
Cisco Systems	2,396	112
CSG Systems International	89	5
Envestnet*	197	11
EPAM Systems*	145	28
ePlus*	169	14
I3 Verticals, Cl A*	158	4
Intuit	98	28
Lam Research	95	20
MAXIMUS	57	4
Microsoft	1,097	151
Motorola Solutions	185	33
NCR*	61	2
Paychex	702	57
Photronics*	236	3
Qualys*	30	2
RealPage*	189	12
Silicon Laboratories*	27	3
Tech Data*	42	4
Teradata*	97	3
Texas Instruments	418	52
Total System Services	178	24
Tyler Technologies*	37	10
Verint Systems*	77	4
WEX*	50	10
Zebra Technologies, Cl A*	160	33

		869

Materials — 1.6%
Air Products & Chemicals	398	90
Balchem	113	10
Carpenter Technology	53	3
Celanese	876	99
FMC	610	53
HB Fuller	81	3
Minerals Technologies	50	2
Neenah	93	6
Olin	153	3
Silgan Holdings	162	5

		274

Real Estate — 1.9%
Agree Realty REIT	106	8
CBRE Group, Cl A*	449	23
Crown Castle International REIT	125	18
EastGroup Properties REIT	42	5
Essex Property Trust REIT	229	73
Extra Space Storage REIT	702	86
LTC Properties REIT	79	4

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Real Estate — continued
MGM Growth Properties LLC, Cl A REIT	216	$7
Physicians Realty Trust REIT	385	7
PS Business Parks REIT	28	5
Realty Income REIT	690	51
Simon Property Group REIT	279	41
Xenia Hotels & Resorts REIT	293	6

		334

Utilities — 2.1%
American Electric Power	683	62
American Water Works	766	98
Hawaiian Electric Industries	166	7
NextEra Energy	470	103
ONE Gas	45	4
SJW Group	70	5
Spire	49	4
Xcel Energy	1,302	84

		367

Total Common Stocks (Cost $5,157)		6,924

FOREIGN COMMON STOCKS — 3.9%
Consumer Discretionary — 0.1%
Helen of Troy (Bermuda)*	91	14

Energy — 1.8%
BP PLC, ADR (United Kingdom)	1,120	42
Royal Dutch Shell PLC, ADR, Cl A (United Kingdom)	1,679	93
Suncor Energy (Canada)	1,482	43
TC Energy (Canada)	1,060	54
TOTAL SA, ADR (France)	1,758	88

		320

Financials — 0.1%
Popular (Puerto Rico)	124	7

Industrials — 1.0%
Eaton PLC (Ireland)	630	51
Ingersoll-Rand PLC (Ireland)	1,050	127

		178

Information Technology — 0.8%
Accenture PLC, Cl A (Ireland)	530	105
Broadcom (Singapore)	70	20
CyberArk Software (Israel)*	41	5
EVERTEC (Puerto Rico)	120	4
InterXion Holding NV (Netherlands)*	41	3
Novanta (Canada)*	31	2

		139

Real Estate — 0.1%
Colliers International Group (Canada)	142	10
FirstService (Canada)	115	12

		22

Utilities — 0.0%
Cia Paranaense de Energia, ADR (Brazil)	243	3

Total Foreign Common Stocks (Cost $639)		683

	Number of Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 7.8%
iShares MSCI EAFE Value ETF†#	22,953	$1,036
SPDR® S&P 500® ETF Trust	1,151	336

Total Exchange-Traded Funds (Cost $1,325)		1,372

MASTER LIMITED PARTNERSHIP — 0.0%
Energy — 0.0%
TC PipeLines LP	79	3

Total Master Limited Partnership (Cost $3)		3

MUTUAL FUND — 6.6%
PNC International Growth Fund, Class I Shares†	95,168	1,165

Total Mutual Fund (Cost $981)		1,165

	Par (000)
ASSET-BACKED SECURITIES — 1.9%
Automotive — 1.2%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$20	20
Capital One Prime Auto Receivables Trust,
Series 2019-1, Cl A3 2.510%, 11/15/23	20	20
Fifth Third Auto Trust,
Series 2019-1, Cl A3 2.640%, 12/15/23	40	41
Ford Credit Auto Lease Trust,
Series 2019-A, Cl A2A 2.840%, 09/15/21	35	35
GM Financial Consumer Automobile
Receivables Trust,
Series 2019-2, Cl A3 2.650%, 02/16/24	30	31
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	33	33
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	30	30

		210

Credit Cards — 0.4%
BA Credit Card Trust, Series 2017-A1, Cl A1 1.950%, 08/15/22	35	35
Discover Card Execution Note Trust, Series 2019-A1, Cl A1 3.040%, 07/15/24	35	36

		71

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — continued
Automotive — continued
Utilities — 0.3%
Verizon Owner Trust,
Series 2019-A, Cl A1A
2.930%, 09/20/23	$50	$ 51

Total Asset-Backed Securities (Cost $328)		332

COLLATERALIZED MORTGAGE OBLIGATION — 0.5%
Freddie Mac, Series 4774, Cl LP 3.500%, 09/15/46	90	94

Total Collateralized Mortgage Obligation (Cost $92)		94

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	90	98

Total Commercial Mortgage-Backed Security (Cost $91)		98

CORPORATE BONDS — 15.9%
Automotive — 0.2%
General Motors 6.600%, 04/01/36	10	12
General Motors Financial 3.950%, 04/13/24	10	10
Goodyear Tire & Rubber 4.875%, 03/15/27	15	14

		36

Cable — 0.7%
Charter Communications Operating LLC 6.384%, 10/23/35	30	37
Comcast
4.400%, 08/15/35	25	29
3.900%, 03/01/38	15	17
NBCUniversal Media LLC 4.375%, 04/01/21	15	15
Sirius XM Radio
5.375%, 04/15/25 144A	15	16
4.625%, 07/15/24 144A	5	5

		119

Consumer Discretionary — 0.4%
Cedar Fair LP 5.375%, 04/15/27	10	11
Hilton Worldwide Finance LLC 4.625%, 04/01/25	5	5
KB Home 7.625%, 05/15/23	10	11
Las Vegas Sands 3.900%, 08/08/29	25	26
Netflix 4.875%, 04/15/28	5	5

	Par (000)	Fair Value (000)

Toll Brothers Finance 5.625%, 01/15/24	$20	$22

		80

Consumer Staples — 0.3%
Kroger
6.150%, 01/15/20	40	41
4.450%, 02/01/47	10	10

		51

Energy — 2.4%
Andeavor LLC 5.375%, 10/01/22	25	25
BP Capital Markets America 3.224%, 04/14/24	20	21
Cheniere Energy Partners LP 5.625%, 10/01/26	20	21
ConocoPhillips 6.500%, 02/01/39	15	22
DCP Midstream Operating LP 5.375%, 07/15/25	25	27
Energy Transfer Operating LP 6.125%, 12/15/45	15	18
5.500%, 06/01/27	30	35
4.050%, 03/15/25	15	16
Enterprise Products Operating LLC 2.850%, 04/15/21	25	25
EQT 3.900%, 10/01/27	20	17
HollyFrontier 5.875%, 04/01/26	25	28
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	25	33
Marathon Petroleum 4.500%, 04/01/48	20	21
MPLX LP 4.500%, 04/15/38	15	16
Petroleos Mexicanos 4.250%, 01/15/25	25	24
Range Resources 5.000%, 08/15/22	20	19
Southwestern Energy 6.200%, 01/23/25	5	4
TransCanada PipeLines
6.200%, 10/15/37	10	13
Valero Energy 4.350%, 06/01/28	15	16
Western Midstream Operating LP 4.750%, 08/15/28	20	20

		421

Financials — 5.1%
American Express 3.000%, 10/30/24	15	16
Bank of America 6.250%, (A) (B)	25	27
Bank of America (MTN)
4.450%, 03/03/26	25	28
4.200%, 08/26/24	35	38
3.499%, 05/17/22 (A)	20	20

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Financials — continued
BNY Mellon
3.400%, 05/15/24	$20	$21
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	25	25
Citigroup
4.450%, 09/29/27	15	17
3.142%, 01/24/23 (A)	20	20
2.876%, 07/24/23 (A)	40	41
Credit Suisse AG (GMTN)
5.400%, 01/14/20	45	46
Goldman Sachs Group
3.200%, 02/23/23	60	62
HSBC Holdings PLC
5.100%, 04/05/21	50	52
John Deere Capital (MTN)
2.150%, 09/08/22	25	25
JPMorgan Chase
6.100%, (A) (B)	30	32
5.000%, (A) (B)	25	26
4.023%, 12/05/24 (A)	15	16
3.882%, 07/24/38 (A)	15	17
3.559%, 04/23/24 (A)	20	21
Morgan Stanley (GMTN)
4.000%, 07/23/25	30	33
3.125%, 01/23/23	15	16
2.500%, 04/21/21	45	45
Morgan Stanley (MTN)
4.100%, 05/22/23	15	16
Royal Bank of Canada
2.100%, 10/14/20	65	65
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	10	11
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	25	25
Sumitomo Mitsui Financial Group
3.102%, 01/17/23	65	67
Visa
4.150%, 12/14/35	15	18
Wells Fargo
3.069%, 01/24/23	15	15
Wells Fargo (MTN)
4.100%, 06/03/26	10	11
Westpac Banking (GMTN)
4.322%, 11/23/31 (A)	20	21

		893

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch LLC
4.700%, 02/01/36	35	40
Kraft Heinz Foods
5.200%, 07/15/45	15	16
2.800%, 07/02/20	30	30
Lamb Weston Holdings
4.875%, 11/01/26 144A	20	21

		107

Health Care — 1.1%
Allergan Funding SCS
3.450%, 03/15/22	25	26

	Par (000)	Fair Value (000)

Amgen
4.400%, 05/01/45	$15	$17
Bristol-Myers Squibb 4.125%, 06/15/39 144A	10	12
Cigna Holding 4.000%, 02/15/22	15	15
CVS Health 4.100%, 03/25/25	15	16
3.700%, 03/09/23	20	21
Gilead Sciences 1.850%, 09/20/19	20	20
Johnson & Johnson 3.550%, 03/01/36	25	28
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	20	15

		195

Industrials — 1.5%
Cintas No 2 4.300%, 06/01/21	25	26
CNH Industrial Capital LLC 4.375%, 04/05/22	10	10
CNH Industrial NV 4.500%, 08/15/23	30	32
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	25	27
Packaging Corporation of America 3.900%, 06/15/22	25	26
Penske Truck Leasing LP 3.650%, 07/29/21 144A	25	26
PulteGroup 7.875%, 06/15/32	25	31
Spirit AeroSystems 4.600%, 06/15/28	15	16
United Airlines Holdings 4.875%, 01/15/25	20	21
4.250%, 10/01/22	20	21
United Rentals North America 4.875%, 01/15/28	25	26

		262

Information Technology — 0.1%
VeriSign 4.625%, 05/01/23	25	25

Insurance — 0.4%
Berkshire Hathaway Finance 4.200%, 08/15/48	15	18
MetLife 6.400%, 12/15/36	20	24
XLIT 4.450%, 03/31/25	25	27

		69

Materials — 0.4%
ArcelorMittal 6.250%, 02/25/22	30	33
DuPont de Nemours 5.319%, 11/15/38	10	12

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Materials — continued
3.766%, 11/15/20	$10	$10
Huntsman International LLC 5.125%, 11/15/22	5	5
Sherwin-Williams 2.750%, 06/01/22	5	5
		65

Real Estate — 0.2%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	20	22
Crown Castle International 4.875%, 04/15/22	15	16
		38

Retail — 0.4%
Hanesbrands 4.625%, 05/15/24 144A	10	11
Penske Automotive Group 5.375%, 12/01/24	25	26
Walmart 5.625%, 04/01/40	10	14
Wolverine World Wide 5.000%, 09/01/26 144A	15	15
		66

Technology — 0.8%
Apple 3.850%, 05/04/43	25	28
Fiserv 3.500%, 10/01/22	25	26
Global Payments 3.200%, 08/15/29	25	26
KLA 4.125%, 11/01/21	30	31
Microsoft 3.450%, 08/08/36	25	28
		139

Telecommunications — 0.6%
AT&T 5.700%, 03/01/57	10	13
5.250%, 03/01/37	20	24
Nokia OYJ 3.375%, 06/12/22	5	5
T-Mobile USA 4.000%, 04/15/22	15	15
Verizon Communications 5.250%, 03/16/37	40	51
		108

Transportation — 0.3%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	25	32
FedEx 3.900%, 02/01/35	25	26
		58

	Par (000)	Fair Value (000)

Utilities — 0.4%
Alabama Power 2.450%, 03/30/22	$20	$20
American Electric Power 2.150%, 11/13/20	25	25
Berkshire Hathaway Energy 3.800%, 07/15/48	10	11
Sempra Energy 2.900%, 02/01/23	15	16

		72

Total Corporate Bonds
(Cost $2,647)		2,804

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	30	37

Total Municipal Bond
(Cost $34)		37

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.4%
Federal Home Loan Mortgage Corporation — 0.6%
4.000%, 10/01/43	37	39
4.000%, 10/01/44	65	69
		108

Federal National Mortgage Association — 9.0%
5.500%, 07/01/33	2	2
5.500%, 05/01/35	12	13
5.000%, 08/01/40	44	48
4.500%, 06/01/40	55	60
4.500%, 03/01/41	53	57
4.500%, 11/01/48	59	63
4.000%, 12/01/40	52	56
4.000%, 01/01/41	65	70
4.000%, 10/01/47	67	70
4.000%, 08/01/48	86	91
3.500%, 03/01/41	61	64
3.500%, 08/01/42	93	98
3.500%, 02/01/43	75	79
3.500%, 08/01/44	95	100
3.500%, 12/01/47	109	113
3.500%, 11/01/48	68	70
3.000%, 06/01/28	33	33
3.000%, 11/01/42	105	109
3.000%, 04/01/43	43	45
3.000%, 05/01/43	103	106
3.000%, 04/01/47	68	70
3.000%, 11/01/48	33	34
2.500%, 11/01/27	64	65
2.500%, 11/01/31	63	64
		1,580

Government National Mortgage Association — 0.8%
4.000%, 09/15/41	50	53
4.000%, 10/20/43	25	27
3.500%, 07/15/42	23	25

See Notes to Schedules of Investments.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 12/20/42	$ 33	$35
		140

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $1,781)		1,828
U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds — 4.3%
4.500%, 02/15/36	140	197
3.750%, 08/15/41	165	220
3.125%, 05/15/48	65	82
2.500%, 02/15/45	245	272
		771

U.S. Treasury Inflation-Indexed Bond — 0.6%
0.375%, 07/15/27	99	102
		102

U.S. Treasury Notes — 4.7%
2.500%, 08/15/23	160	167
2.500%, 05/15/24	220	231
2.375%, 08/15/24	200	209
2.375%, 05/15/27	30	32
2.250%, 11/15/25	75	79
1.875%, 01/31/22	60	60
1.750%, 10/31/20	20	20
1.625%, 08/15/22	15	15
1.625%, 05/15/26	15	15
		828

Total U.S. Treasury Obligations
(Cost $1,545)		1,701

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.3%
PNC Government Money Market Fund,
Class I Shares 1.989%† (C)	577,531	578

Total Affiliated Money Market Fund
(Cost $578)		578

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned –100.0%
(Cost $15,201)		17,619

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Affiliated Money Market Fund — 4.6%
PNC Government Money Market Fund, Class I Shares 1.989%† (C)	816,456	$816

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (C)	90,718	91

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $907)		907

TOTAL INVESTMENTS — 105.1%
(Cost $16,108)		18,526

Liabilities in Excess of Other Assets — (5.1)%		(904)

TOTAL NET ASSETS — 100.0%		$17,622

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $893 (000).
(A)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	3.142%	01/24/22	US0003M+0.722%
Citigroup	2.876%	07/24/22	US0003M+0.950%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	5.000%	08/01/24	SOFRRATE+3.380%
JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
JPMorgan Chase	3.559%	04/23/23	US0003M+0.730%
Westpac Banking (GMTN)	4.322%	11/23/26	USISDA05+2.236%

(B)	Perpetual security with no stated maturity date.
(C)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $165 (000) and represents 0.9% of total net assets as of August 31, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$578	$–	$–	$578
Asset-Backed Securities	–	332	–	332
Collateralized Mortgage Obligation	–	94	–	94
Commercial Mortgage-Backed Security	–	98	–	98
Common Stocks	6,924	–	–	6,924
Corporate Bonds	–	2,804	–	2,804
Exchange-Traded Funds	1,372	–	–	1,372
Foreign Common Stocks	683	–	–	683
Master Limited Partnership	3	–	–	3
Municipal Bond	–	37	–	37
Mutual Fund	1,165	–	–	1,165
Short-Term Investments Purchased With Collateral From Securities Loaned	907	–	–	907
U.S. Government Agency Mortgage-Backed Obligations	–	1,828	–	1,828
U.S. Treasury Obligations	–	1,701	–	1,701

Total Assets - Investments in Securities	$11,632	$6,894	$–	$18,526

See Notes to Schedules of Investments.

P N C  E m e r g i n g  M a r k e t s  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 97.8%
Communication Services — 12.0%
GrameenPhone (Bangladesh)	14,911	$55
Kakao (South Korea)	800	89
Safaricom PLC (Kenya)	464,773	126
Tencent Holdings (China)	19,300	797
Tencent Music Entertainment Group, ADR (China)*	5,642	75
Yandex NV, Cl A (Russia)*	7,484	278

		1,420

Consumer Discretionary — 15.8%
Alibaba Group Holding, ADR (China)*	3,995	699
AmRest Holdings SE (Poland)*	6,212	64
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	43,574	199
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	11,725	149
Fila Korea (South Korea)	1,053	50
Haidilao International Holding (China) 144A	32,665	152
MercadoLibre (Argentina)*	582	346
Merida Industry (Taiwan)	17,571	102
Relaxo Footwears (India)	16,334	105

		1,866

Consumer Staples — 5.2%
Dino Polska SA (Poland)* 144A	4,870	188
Juhayna Food Industries (Egypt)	108,723	66
Kweichow Moutai, Cl A (China)	800	128
Mayora Indah Tbk PT (Indonesia)	590,300	104
Puregold Price Club (Philippines)	66,600	56
Vietnam Dairy Products JSC (Vietnam)	14,580	77

		619

Energy — 5.6%
Anton Oilfield Services Group (China)	1,015,202	103
CNOOC, ADR (China)	1,267	188
Petroleo Brasileiro SA, ADR (Brazil)	14,275	193
Reliance Industries (India)	10,225	179

		663

Financials — 23.5%
AIA Group (Hong Kong)	32,083	310
Banco Bradesco SA, ADR (Brazil)	18,418	147
Bancolombia SA, ADR (Colombia)	2,533	126
Bank Central Asia Tbk PT (Indonesia)	97,648	210
Bank of China, Cl H (China)	176,154	67
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	419,900	126
China Merchants Bank, Cl H (China)	69,985	317
Commercial International Bank Egypt SAE (Egypt)	42,777	207
Equity Group Holdings PLC (Kenya)	252,497	97
First Abu Dhabi Bank PJSC (United Arab Emirates)	27,639	115
Georgia Capital PLC (Georgia)*	3,269	40
HDFC Bank, ADR (India)	1,634	176
Muangthai Capital PCL (Thailand)	103,800	186
OTP Bank Nyrt (Hungary)	6,060	242

	Number of Shares	Fair Value (000)

Ping An Insurance Group of China, Cl H (China)	29,444	$338
Qatar National Bank QPSC (Qatar)	15,501	82

		2,786

Health Care — 10.4%
Cleopatra Hospital (Egypt)*	169,965	66
CSPC Pharmaceutical Group (China)	76,000	151
Dentium (South Korea)	1,522	86
Integrated Diagnostics Holdings PLC (Egypt) 144A	28,814	137
NMC Health PLC (United Arab Emirates)	5,716	174
Notre Dame Intermedica Participacoes SA (Brazil)	14,757	193
Richter Gedeon Nyrt (Hungary)	8,498	142
TaiMed Biologics (Taiwan)*	17,332	81
Wuxi Biologics Cayman (China)* 144A	19,027	200

		1,230

Industrials — 4.9%
Airports of Thailand PCL (Thailand)	64,200	151
Airtac International Group (Taiwan)	16,299	168
Aramex PJSC (United Arab Emirates)	96,485	111
Bangkok Expressway & Metro PCL (Thailand)	270,100	99
Hiwin Technologies (Taiwan)	7,001	56

		585

Information Technology — 13.4%
Globant SA (Argentina)*	1,971	187
Samsung Electro-Mechanics (South Korea)	1,039	77
Samsung Electronics (South Korea)	8,074	294
Samsung SDI (South Korea)	1,923	397
Silergy (China)	2,869	64
Taiwan Semiconductor Manufacturing (Taiwan)	53,438	439
Win Semiconductors (Taiwan)	16,152	134

		1,592

Materials — 1.0%
Zijin Mining Group, Cl H (China)	304,479	114

Real Estate — 6.0%
Ayala Land (Philippines)	209,300	190
Central Pattana PCL (Thailand)	92,385	203
China Aoyuan Group (China)	127,420	149
Vinhomes JSC (Vietnam) 144A	44,960	170

		712

Total Foreign Common Stocks
(Cost $9,685)		11,587

AFFILIATED MONEY MARKET FUND — 2.4%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	285,349	285

Total Affiliated Money Market Fund
(Cost $285)		285

See Notes to Schedules of Investments.

Fair Value (000)

TOTAL INVESTMENTS — 100.2%
(Cost $9,970)	$11,872
Liabilities in Excess of Other Assets — (0.2)%	(21)
TOTAL NET ASSETS — 100.0%	$11,851

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $847 (000) and represents 7.1% of total net assets as of August 31, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$285	$–	$–	$285
Foreign Common Stocks	3,828	7,759	–	11,587

Total Assets - Investments in Securities	$4,113	$7,759	$–	$11,872

See Notes to Schedules of Investments.

P N C  E m e r g i n g  M a r k e t s  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

At August 31, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
China	29.9%	$3,542
South Korea	8.4	993
Taiwan	8.3	980
Brazil	7.4	881
Thailand	5.4	639
Argentina	4.5	533
Egypt	4.0	476
India	3.9	460
Indonesia	3.7	440
United Arab Emirates	3.4	400
Hungary	3.2	384
Hong Kong	2.6	310
Russia	2.3	278
Poland	2.1	252
Vietnam	2.1	247
Philippines	2.1	246
Kenya	1.9	223
Colombia	1.1	126
Qatar	0.7	82
Bangladesh	0.5	55
Georgia	0.3	40

Total Foreign Common Stocks	97.8	11,587

Affiliated Money Market Fund	2.4	285

Total Investments	100.2	11,872

Liabilities in Excess of Other Assets	(0.2)	(21)

Total Net Assets	100.0%	$11,851

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 98.9%
Communication Services — 9.2%
Cineworld Group PLC (United Kingdom)	5,580,200	$14,892
Deutsche Telekom AG (Germany)	932,393	15,566
IPSOS (France)	195,700	5,274
KDDI (Japan)	678,000	18,059
LG Uplus (South Korea)	903,900	9,866
Nexon (Japan)*	1,312,600	17,713
Nintendo (Japan)	25,772	9,752
Publicis Groupe SA (France)	294,718	14,139
Safaricom PLC (Kenya)	29,438,632	8,007
Tencent Holdings (China)	512,402	21,155
Tencent Music Entertainment Group, ADR (China)*	235,193	3,128
Yandex NV, Cl A (Russia)*	103,855	3,853

		141,404

Consumer Discretionary — 15.0%
adidas AG (Germany)	16,396	4,860
Alibaba Group Holding, ADR (China)*	118,750	20,785
Bellway PLC (United Kingdom)	475,292	16,819
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	1,702,847	7,793
Canada Goose Holdings (Canada)*	132,846	4,955
Cie Generale des Etablissements Michelin SCA (France)	135,100	14,223
Compass Group PLC (United Kingdom)	557,920	14,150
Countryside Properties PLC (United Kingdom) 144A	1,695,933	6,198
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	259,174	3,293
Duni AB (Sweden)	417,000	4,711
Fila Korea (South Korea)	70,181	3,317
Hyundai Mobis (South Korea)	59,259	12,180
Inchcape PLC (United Kingdom)	1,061,275	7,480
Kia Motors (South Korea)	397,400	14,345
Lululemon Athletica (Canada)*	64,108	11,839
LVMH Moet Hennessy Louis Vuitton SE (France)	30,079	11,995
Magna International (Canada)	349,534	17,500
MercadoLibre (Argentina)*	19,018	11,308
Next PLC (United Kingdom)	266,726	19,308
Taylor Wimpey PLC (United Kingdom)	9,069,428	16,142
Thule Group AB (Sweden) 144A	174,633	3,470
Webjet (Australia)#	510,731	4,254

		230,925

Consumer Staples — 8.1%
Asahi Group Holdings (Japan)	380,200	17,725
Barry Callebaut AG (Switzerland)	4,348	8,915
Danone SA, ADR (France)	580,883	10,380
Davide Campari-Milano SpA (Italy)	782,275	7,350
Greencore Group PLC (Ireland)	4,777,881	12,254
Juhayna Food Industries (Egypt)	6,920,443	4,181
Kao (Japan)	104,371	7,531
KT&G (South Korea)	129,700	10,922
Nestle SA (Switzerland)	207,459	23,313
Norway Royal Salmon ASA (Norway)	258,304	5,280
Reckitt Benckiser Group PLC (United Kingdom)	80,156	6,264
Treasury Wine Estates (Australia)	884,514	11,147

		125,262

	Number of Shares	Fair Value (000)
Energy — 0.3%
Neste OYJ (Finland)	161,523	$5,095

		5,095

Financials — 19.1%
AIA Group (Hong Kong)	1,596,495	15,449
Banco Bradesco SA, ADR (Brazil)	788,254	6,298
Bancolombia SA (Colombia)	480,300	5,511
Bancolombia SA, ADR (Colombia)	256,900	12,794
Burford Capital (United Kingdom)	733,957	6,287
Commercial International Bank Egypt SAE (Egypt)	2,234,412	10,825
DBS Group Holdings (Singapore)	501,178	8,837
DNB ASA (Norway)	964,844	15,544
Equity Group Holdings PLC (Kenya)	13,483,965	5,198
First Abu Dhabi Bank PJSC (United Arab Emirates)	1,284,574	5,339
Hannover Rueck SE (Germany)	128,700	20,502
HDFC Bank, ADR (India)	83,890	9,043
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	74,400	17,813
Nihon M&A Center (Japan)	281,532	8,197
OTP Bank Nyrt (Hungary)	170,793	6,810
Ping An Insurance Group of China, Cl H (China)	1,478,373	16,961
Popular (Puerto Rico)	365,200	19,199
Qatar National Bank QPSC (Qatar)	967,527	5,088
Shinhan Financial Group (South Korea)	307,100	10,337
Siam Commercial Bank PCL (Thailand)	3,712,500	14,960
SpareBank 1 SR Bank ASA (Norway)	1,359,853	14,096
Standard Chartered PLC (United Kingdom)	1,855,345	14,099
Sumitomo Mitsui Trust Holdings (Japan)	433,800	14,155
Svenska Handelsbanken AB, Cl A (Sweden)	1,488,900	13,119
United Overseas Bank (Singapore)	955,838	17,164

		293,625

Health Care — 9.5%
Asahi Intecc (Japan)	333,975	7,449
Clinigen Group PLC (United Kingdom)	603,886	6,546
Daiichi Sankyo (Japan)	71,300	4,702
GN Store Nord A/S (Denmark)	194,285	8,136
Grifols SA (Spain)	432,306	13,720
Hoya (Japan)	107,151	8,712
ICON PLC (Ireland)*	62,117	9,578
M3 (Japan)	285,483	6,051
Medicover AB, Cl B (Sweden)*	705,184	6,035
NMC Health PLC (United Arab Emirates)	298,476	9,111
Notre Dame Intermedica Participacoes SA (Brazil)	800,162	10,477
Novartis AG (Switzerland)	205,166	18,497
Olympus (Japan)	327,472	3,829
Richter Gedeon Nyrt (Hungary)	340,687	5,680
Roche Holding AG (Switzerland)	56,233	15,366
Vifor Pharma AG (Switzerland)	36,261	5,769
Vitrolife AB (Sweden)	432,538	7,491

		147,149

Industrials — 13.6%
ANDRITZ AG (Austria)	317,400	11,175
Ashtead Group PLC (United Kingdom)	357,253	9,918
Babcock International Group PLC (United Kingdom)	3,076,295	18,809

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — continued
BBA Aviation PLC (United Kingdom)	3,609,910	$14,126
Canadian National Railway (Canada)	65,018	5,991
en-japan (Japan)	141,141	5,245
Hexagon AB, Cl B (Sweden)	110,846	4,937
Kingspan Group PLC (Ireland)	113,973	5,203
Kone OYJ, Cl B (Finland)	308,700	17,864
Loomis AB, Cl B (Sweden)	347,926	11,796
NEL ASA (Norway)*#	8,701,494	6,447
Nidec (Japan)	91,624	11,923
Rational AG (Germany)	7,107	4,977
Rheinmetall AG (Germany)	56,700	6,705
Singapore Technologies Engineering (Singapore)	3,678,796	10,427
SKF AB, Cl B (Sweden)	1,017,800	16,431
SMC (Japan)	22,975	8,662
Teleperformance (France)	31,472	6,873
Thales SA (France)	42,123	4,871
Tomra Systems ASA (Norway)	190,308	5,340
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	582
Vinci SA (France)	190,300	20,792

		209,094

Information Technology — 11.8%
Afterpay Touch Group (Australia)*	242,214	5,049
ASML Holding NV (Netherlands)	50,409	11,222
CyberArk Software (Israel)*	32,420	3,642
Dassault Systemes SE (France)	34,107	4,809
Globant SA (Argentina)*	98,639	9,364
Infosys, ADR (India)	1,649,520	18,953
Keyence (Japan)	16,768	9,908
Lasertec (Japan)	193,598	11,059
Mellanox Technologies (Israel)*	75,365	8,068
Murata Manufacturing (Japan)	220,552	9,169
Samsung Electronics (South Korea)	439,060	15,986
Samsung SDI (South Korea)	66,203	13,673
SAP SE, ADR (Germany)	109,300	13,023
SK Hynix (South Korea)	116,900	7,486
Temenos AG (Switzerland)*	46,180	7,780
Wirecard AG (Germany)	105,919	16,971
WiseTech Global (Australia)	267,909	6,657
Worldline SA (France)* 144A	128,644	8,885

		181,704

Materials — 10.0%
Agnico Eagle Mines (Canada)	280,674	17,567
BASF SE (Germany)	233,700	15,463
BHP Group PLC, ADR (United Kingdom)	402,000	17,362
Imerys SA (France)	313,652	12,807
LANXESS AG (Germany)	280,800	16,942
Linde PLC (Germany)	117,466	22,191
Methanex (Canada)	384,800	12,474
Sasol (South Africa)	446,400	8,462
Solvay SA (Belgium)	140,212	14,172
Yara International ASA (Norway)	382,000	16,554

		153,994

Real Estate — 1.4%
Ayala Land (Philippines)	6,816,484	6,190
Grand City Properties SA (Germany)	234,115	5,384

	Number of Shares	Fair Value (000)

VIB Vermoegen AG (Germany)	126,767	$3,748
Vinhomes JSC (Vietnam) 144A	1,478,330	5,591

		20,913

Utilities — 0.9%
Kansai Electric Power (Japan)	1,154,500	14,038

		14,038

Total Foreign Common Stocks (Cost $1,336,542)		1,523,203

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	12,643,362	12,643

Total Affiliated Money Market Fund (Cost $12,643)		12,643

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –99.7% (Cost $1,349,185)		1,535,846
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%

Affiliated Money Market Fund — 0.6%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	9,417,806	9,418
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	1,046,423	1,046

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $10,464)		10,464
TOTAL INVESTMENTS — 100.4%
(Cost $1,359,649)		1,546,310
Liabilities in Excess of Other Assets — (0.4)%		(5,571)
TOTAL NET ASSETS — 100.0%		$1,540,739

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $9,839 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $24,144 (000) and represents 1.6% of total net assets as of August 31, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$12,643	$–	$–	$12,643
Foreign Common Stocks	357,728	1,165,475	–	1,523,203
Short-Term Investments Purchased With Collateral From Securities Loaned	10,464	–	–	10,464

Total Assets - Investments in Securities	$380,835	$1,165,475	$–	$1,546,310

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

At August 31, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	12.6%	$193,879
United Kingdom	12.2	188,400
Germany	10.6	164,145
France	7.5	115,048
South Korea	6.4	98,112
Switzerland	5.2	79,640
Canada	4.6	70,326
Sweden	4.4	67,990
Norway	4.1	63,261
China	4.0	62,029
Singapore	2.4	36,428
India	1.8	27,996
Brazil	1.8	27,861
Australia	1.8	27,107
Ireland	1.8	27,035
Finland	1.5	22,959
Argentina	1.3	20,672
Puerto Rico	1.2	19,199
Colombia	1.2	18,305
Hong Kong	1.0	15,449
Egypt	1.0	15,006
Thailand	1.0	14,960
United Arab Emirates	0.9	14,450
Belgium	0.9	14,172
Spain	0.9	13,720
Kenya	0.9	13,205
Hungary	0.8	12,490
Israel	0.8	11,710
Netherlands	0.7	11,222
Austria	0.7	11,175
South Africa	0.5	8,462
Denmark	0.5	8,136
Italy	0.5	7,932
Philippines	0.4	6,190
Vietnam	0.4	5,591
Qatar	0.3	5,088
Russia	0.3	3,853

Total Foreign Common Stocks	98.9	1,523,203

Affiliated Money Market Fund	0.8	12,643

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned	99.7	1,535,846
Short-Term Investments Purchased With Collateral From Securities Loaned	0.7	10,464

Total Investments	100.4	1,546,310

Liabilities in Excess of Other Assets	(0.4)	(5,571)

Total Net Assets	100.0%	$1,540,739

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  G r o w t h   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 96.5%
Communication Services — 5.8%
Nintendo (Japan)	187	$71
Safaricom PLC (Kenya)	213,465	58
Tencent Holdings (China)	3,680	152
Tencent Music Entertainment Group, ADR (China)*	1,725	23
Yandex NV, Cl A (Russia)*	741	27

		331

Consumer Discretionary — 14.1%
adidas AG (Germany)	128	38
Alibaba Group Holding, ADR (China)*	873	153
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	12,274	56
Canada Goose Holdings (Canada)*	948	35
Compass Group PLC (United Kingdom)	4,066	103
Countryside Properties PLC (United Kingdom) 144A	12,306	45
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,883	24
Fila Korea (South Korea)	502	24
Lululemon Athletica (Canada)*	469	87
LVMH Moet Hennessy Louis Vuitton SE (France)	236	94
MercadoLibre (Argentina)*	141	84
Thule Group AB (Sweden) 144A	1,242	25
Webjet (Australia)	3,666	30

		798

Consumer Staples — 11.1%
Barry Callebaut AG (Switzerland)	32	66
Danone SA, ADR (France)	4,289	77
Davide Campari-Milano SpA (Italy)	5,805	54
Juhayna Food Industries (Egypt)	49,884	30
Kao (Japan)	778	56
Nestle SA (Switzerland)	1,571	176
Norway Royal Salmon ASA (Norway)	1,837	38
Reckitt Benckiser Group PLC (United Kingdom)	623	49
Treasury Wine Estates (Australia)	6,469	81

		627

Energy — 0.6%
Neste OYJ (Finland)	1,110	35

Financials — 13.5%
AIA Group (Hong Kong)	12,436	120
Banco Bradesco SA, ADR (Brazil)	5,656	45
Burford Capital (United Kingdom)	5,313	46
Commercial International Bank Egypt SAE (Egypt)	16,057	78
DBS Group Holdings (Singapore)	3,745	66
Equity Group Holdings PLC (Kenya)	97,489	38
First Abu Dhabi Bank PJSC (United Arab Emirates)	9,737	41
HDFC Bank, ADR (India)	612	66
Nihon M&A Center (Japan)	2,053	60
OTP Bank Nyrt (Hungary)	1,238	49
Ping An Insurance Group of China, Cl H (China)	10,663	122
Qatar National Bank QPSC (Qatar)	7,046	37

		768

	Number of Shares	Fair Value (000)

Health Care — 16.5%
Asahi Intecc (Japan)	2,502	$56
Clinigen Group PLC (United Kingdom)	4,593	50
Daiichi Sankyo (Japan)	500	33
GN Store Nord A/S (Denmark)	1,437	60
Grifols SA (Spain)	3,203	102
Hoya (Japan)	762	62
ICON PLC (Ireland)*	468	72
M3 (Japan)	2,081	44
Medicover AB, Cl B (Sweden)*	5,472	47
NMC Health PLC (United Arab Emirates)	2,146	66
Notre Dame Intermedica Participacoes SA (Brazil)	5,680	74
Olympus (Japan)	2,300	27
Richter Gedeon Nyrt (Hungary)	2,444	41
Roche Holding AG (Switzerland)	395	108
Vifor Pharma AG (Switzerland)	265	42
Vitrolife AB (Sweden)	3,203	55

		939

Industrials — 12.5%
Ashtead Group PLC (United Kingdom)	2,650	74
Canadian National Railway (Canada)	400	37
en-japan (Japan)	1,172	43
Hexagon AB, Cl B (Sweden)	821	37
Kingspan Group PLC (Ireland)	834	38
NEL ASA (Norway)*	61,902	46
Nidec (Japan)	677	88
Rational AG (Germany)	50	35
Rheinmetall AG (Germany)	406	48
Singapore Technologies Engineering (Singapore)	27,073	77
SMC (Japan)	171	64
Teleperformance (France)	225	49
Thales SA (France)	305	35
Tomra Systems ASA (Norway)	1,352	38

		709

Information Technology — 17.7%
Afterpay Touch Group (Australia)*	1,788	37
ASML Holding NV (Netherlands)	365	81
CyberArk Software (Israel)*	235	26
Dassault Systemes SE (France)	238	34
Globant SA (Argentina)*	668	63
Keyence (Japan)	124	73
Lasertec (Japan)	1,400	80
Mellanox Technologies (Israel)*	562	60
Murata Manufacturing (Japan)	1,599	67
Samsung SDI (South Korea)	473	98
SAP SE, ADR (Germany)	810	97
Temenos AG (Switzerland)*	358	60
Wirecard AG (Germany)	721	116
WiseTech Global (Australia)	1,921	48
Worldline SA (France)* 144A	929	64

		1,004

Materials — 2.1%
Agnico Eagle Mines (Canada)	1,869	117

Real Estate — 2.6%
Ayala Land (Philippines)	47,500	43
Grand City Properties SA (Germany)	1,697	39

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Real Estate — continued
VIB Vermoegen AG (Germany)	921	$27
Vinhomes JSC (Vietnam) 144A	10,300	39

		148

Total Foreign Common Stocks (Cost $4,068)		5,476

AFFILIATED MONEY MARKET FUND — 3.6%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	204,325	204

Total Affiliated Money Market Fund (Cost $204)		204

	Number of Shares	Fair Value (000)

TOTAL INVESTMENTS — 100.1% (Cost $4,272)		$5,680

Liabilities in Excess of Other Assets — (0.1)%		(3)

TOTAL NET ASSETS — 100.0%		$5,677

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $173 (000) and represents 3.0% of total net assets as of August 31, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$204	$–	$–	$204

Foreign Common Stocks	1,670	3,806	–	5,476

Total Assets - Investments in Securities	$1,874	$3,806	$–	$5,680

See Notes to Schedules of Investments.

At August 31, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	14.5%	$ 824
Switzerland	8.0	452
China	7.9	450
Germany	7.0	400
United Kingdom	6.5	367
France	6.2	353
Canada	4.9	276
Brazil	3.5	199
Australia	3.4	196
Sweden	2.9	164
Argentina	2.6	147
Singapore	2.5	143
Norway	2.1	122
South Korea	2.1	122
Hong Kong	2.1	120
Ireland	1.9	110
Egypt	1.9	108
United Arab Emirates	1.9	107
Spain	1.8	102
Kenya	1.7	96
Hungary	1.6	90
Israel	1.5	86
Netherlands	1.4	81
India	1.2	66
Denmark	1.1	60
Italy	1.0	54
Philippines	0.8	43
Vietnam	0.7	39
Qatar	0.7	37
Finland	0.6	35
Russia	0.5	27

Total Foreign Common Stocks	96.5	5,476

Affiliated Money Market Fund	3.6	204

Total Investments	100.1	5,680

Liabilities in Excess of Other Assets	(0.1)	(3)

Total Net Assets	100.0%	$5,677

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.0%
Communication Services — 4.0%
AMC Networks, Cl A*	542	$26
CBS, Cl B	596	25
Comcast, Cl A	699	31
Interpublic Group	1,318	26
MSG Networks, Cl A*	1,432	24
Nexstar Media Group, Cl A	290	29
Omnicom Group	361	27
Twitter*	837	36

		224

Consumer Discretionary — 13.1%
Asbury Automotive Group*	348	33
Best Buy	408	26
Carter’s	304	28
Columbia Sportswear	297	28
Conn’s*	1,638	33
Dave & Buster’s Entertainment	735	32
Deckers Outdoor*	167	25
Dick’s Sporting Goods	848	29
Group 1 Automotive	364	27
KB Home	1,170	33
Lithia Motors, Cl A	242	32
MDC Holdings	904	35
Meritage Homes*	572	37
Norwegian Cruise Line Holdings (Bermuda)*	537	27
NVR*	9	32
Penske Automotive Group	614	26
PulteGroup	922	31
Royal Caribbean Cruises (Liberia)	245	26
Starbucks	353	34
Taylor Morrison Home*	1,432	34
TopBuild*	362	33
Ulta Beauty*	85	20
Williams-Sonoma	453	30
Winnebago Industries	753	24
Zumiez*	1,115	29

		744

Consumer Staples — 4.8%
BJ’s Wholesale Club Holdings*	1,074	28
Church & Dwight	397	32
Estee Lauder, Cl A	160	32
Keurig Dr. Pepper	1,014	27
McCormick	186	30
Monster Beverage*	457	27
Procter & Gamble	266	32
Sysco	416	31
Tyson Foods, Cl A	369	34

		273

Energy — 2.2%
Ecopetrol SA, ADR (Columbia)	1,580	25
ProPetro Holding*	1,486	16
Solaris Oilfield Infrastructure, Cl A	1,949	27
SRC Energy*	5,870	29
TOTAL SA, ADR (France)	522	26

		123

Financials — 31.1%
Aflac	559	28

	Number of Shares	Fair Value (000)

Ally Financial	957	$30
Ameriprise Financial	201	26
Arbor Realty Trust REIT	2,481	31
Ares Commercial Real Estate REIT	1,907	29
Artisan Partners Asset Management, Cl A	1,044	28
Associated Banc-Corp	1,368	26
BancorpSouth Bank	1,019	28
Bank OZK	999	26
Blucora*	991	22
Brookline Bancorp	1,947	27
Cadence BanCorp	1,415	22
Capital One Financial	326	28
Cathay General Bancorp	813	27
CenterState Bank	1,272	29
CIT Group	569	24
Citizens Financial Group	823	28
Comerica	407	25
Community Bank System	447	27
Credit Acceptance*	62	28
Cullen	314	26
Discover Financial Services	374	30
E*TRADE Financial	633	26
Eaton Vance	680	29
Essent Group (Bermuda)*	625	30
Evercore, Cl A	321	26
FNB	2,495	27
Globe Life	329	29
Hancock Whitney	718	25
Houlihan Lokey	655	29
Independent Bank Group	534	26
Kemper	336	23
KKR Real Estate Finance Trust REIT	1,468	28
Lakeland Bancorp	1,802	27
Legg Mason	780	29
Lincoln National	457	24
Manulife Financial (Canada)	1,611	27
MGIC Investment	2,213	28
Morgan Stanley	668	28
NBT Bancorp	805	28
Nicolet Bankshares*	466	30
NMI Holdings, Cl A*	1,027	29
OneMain Holdings	865	31
Pacific Premier Bancorp	938	28
Primerica	237	28
Progressive	367	28
Qudian, ADR (Cayman Islands)*	3,801	30
Radian Group	1,280	29
Raymond James Financial	365	29
Regions Financial	2,046	30
Santander Consumer USA Holdings	1,237	32
Simmons First National, Cl A	1,274	31
SLM	3,073	26
Sterling Bancorp	1,372	26
Stifel Financial	504	27
Synchrony Financial	847	27
T. Rowe Price Group	268	30
UMB Financial	450	28
United Community Banks	1,022	27
Victory Capital Holdings, Cl A*	1,671	27
Virtus Investment Partners	275	29
Webster Financial	614	27

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Financials — continued
Western Alliance Bancorp	648	$28
Zions Bancorp NA	624	26

		1,767

Health Care — 4.3%
AMN Healthcare Services*	549	32
Celgene*	328	32
Cigna	184	28
Encompass Health	469	28
HCA Healthcare	217	26
ICON PLC (Ireland)*	192	30
Medpace Holdings*	455	37
Quest Diagnostics	289	30

		243

Industrials — 20.7%
AAR	803	34
AerCap Holdings NV (Netherlands)*	570	31
AGCO	373	26
Air Lease	710	29
Allison Transmission Holdings	646	29
Applied Industrial Technologies	478	26
Atkore International Group*	1,133	33
BMC Stock Holdings*	1,368	35
Builders FirstSource*	1,797	35
Cummins	173	26
Curtiss-Wright	238	29
Ducommun*	646	27
Eaton PLC (Ireland)	352	28
EMCOR Group	335	29
Fly Leasing, ADR (Bermuda)*	1,672	35
Fortune Brands Home & Security	519	26
General Dynamics	164	31
GrafTech International	2,595	32
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (Mexico)	581	27
H&E Equipment Services	982	24
HEICO	222	32
Hexcel	368	31
L3Harris Technologies	306	65
Lockheed Martin	81	31
ManpowerGroup	305	25
MasTec*	593	37
Meritor*	1,191	20
Northrop Grumman	90	33
Oshkosh	354	25
PACCAR	411	27
Parker-Hannifin	169	28
Patrick Industries*	606	22
Rush Enterprises, Cl A	796	29
SkyWest	502	29
Snap-on	178	26
Teledyne Technologies*	108	33
Triton International (Bermuda)	925	30
United Rentals*	219	25
XPO Logistics*	528	37

		1,177

Information Technology — 12.4%
Accenture PLC, Cl A (Ireland)	167	33

	Number of Shares	Fair Value (000)

Alliance Data Systems	212	$26
Apple	146	30
Booz Allen Hamilton Holding	439	33
Broadridge Financial Solutions	226	29
CACI International, Cl A*	143	32
Canadian Solar (Canada)*	1,322	31
CDK Global	603	26
DXC Technology	538	18
Fiserv*	336	36
FLIR Systems	545	27
Fortinet*	379	30
KLA	247	37
Lam Research	155	33
MAXIMUS	408	31
Microsoft	217	30
NetApp	478	23
ON Semiconductor*	1,421	25
Oracle	516	27
Science Applications International	343	30
TE Connectivity (Switzerland)	305	28
Tech Data*	286	27
Teradyne	625	33
Zebra Technologies, Cl A*	141	29

		704

Materials — 2.2%
Cleveland-Cliffs	2,929	23
Domtar	662	22
Mercer International	1,915	23
PQ Group Holdings*	1,829	26
Silgan Holdings	985	30

		124

Real Estate — 1.1%
CBRE Group, Cl A*	594	31
VICI Properties REIT	1,340	30

		61

Utilities — 1.1%
Eversource Energy	386	31
WEC Energy Group	350	33

		64
Total Common Stocks (Cost $5,369)		5,504

MASTER LIMITED PARTNERSHIP — 0.5%
Energy — 0.5%
Cheniere Energy Partners LP	697	31

Total Master Limited Partnership (Cost $29)		31

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 3000 ETF†	335	57

Total Exchange-Traded Fund (Cost $56)		57

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 1.9%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	106,498	$106

Total Affiliated Money Market Fund (Cost $106)		106

TOTAL INVESTMENTS — 100.4% (Cost $5,560)		5,698

Liabilities in Excess of Other Assets — (0.4)%		(23)

TOTAL NET ASSETS — 100.0%		$5,675

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$106	$–	$–	$106

Common Stocks	5,504	–	–	5,504

Exchange-Traded Fund	57	–	–	57

Master Limited Partnership	31	–	–	31

Total Assets - Investments in Securities	$5,698	$–	$–	$5,698

See Notes to Schedules of Investments.

P N C   M u l t i - F a c t o r   L a r g e   C a p   G r o w t h   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.9%
Communication Services — 6.4%
AMC Networks, Cl A*	3,766	$183
Facebook, Cl A*	9,958	1,849
Omnicom Group	8,619	655
T-Mobile US*	26,032	2,032
Twitter*	41,043	1,750
		6,469

Consumer Discretionary — 14.0%
AutoZone*	1,305	1,438
Best Buy	10,245	652
CarMax*	5,330	444
Carter’s	2,105	193
Choice Hotels International	2,569	234
Columbia Sportswear	2,059	193
Dollar General	10,452	1,631
Domino’s Pizza	1,665	378
Home Depot	9,216	2,100
NVR*	139	500
PulteGroup	14,673	496
Starbucks	22,905	2,212
TJX	36,080	1,983
Tractor Supply	4,294	438
Ulta Beauty*	2,041	485
Yum China Holdings (China)	15,567	707
		14,084

Consumer Staples — 12.1%
Church & Dwight	9,622	768
Costco Wholesale	7,236	2,133
Estee Lauder, Cl A	7,832	1,551
Hershey	5,217	827
Keurig Dr. Pepper	49,729	1,356
Kimberly-Clark	14,246	2,010
McCormick	4,544	740
Monster Beverage*	22,426	1,316
Sysco	20,217	1,503
		12,204

Financials — 10.5%
Ameriprise Financial	4,835	624
BOK Financial	2,947	224
Capital One Financial	15,966	1,383
Comerica	6,118	377
Credit Acceptance*	1,013	459
Discover Financial Services	18,381	1,470
Eaton Vance	5,167	223
Evercore, Cl A	2,579	206
LPL Financial Holdings	2,712	203
MarketAxess Holdings	1,458	580
MSCI	2,987	701
OneMain Holdings	6,680	239
Progressive	24,014	1,820
Raymond James Financial	5,603	440
T. Rowe Price Group	13,038	1,442
Western Alliance Bancorp	5,212	226
		10,617

Health Care — 14.3%
Align Technology*	2,607	477
Baxter International	17,509	1,540

	Number of Shares	Fair Value (000)

Cigna	12,083	$1,860
Cooper	2,120	657
Edwards Lifesciences*	7,692	1,706
Encompass Health	3,568	217
HCA Healthcare	14,226	1,710
IDEXX Laboratories*	5,242	1,519
Illumina*	5,352	1,506
UnitedHealth Group	7,879	1,844
Veeva Systems, Cl A*	4,469	717
WellCare Health Plans*	2,460	666
		14,419

Industrials — 13.8%
Allison Transmission Holdings	4,364	194
Cintas	6,066	1,600
Cummins	8,477	1,265
Curtiss-Wright	1,893	232
Fortune Brands Home & Security	8,273	423
HEICO	5,358	775
Hexcel	2,726	229
IDEX	2,730	450
Ingersoll-Rand PLC (Ireland)	11,439	1,385
L3Harris Technologies	7,528	1,592
Lockheed Martin	5,312	2,040
Northrop Grumman	5,994	2,205
Parker-Hannifin	4,127	684
Quanta Services	5,821	197
United Rentals*	3,508	395
XPO Logistics*	4,017	285
		13,951

Information Technology — 23.6%
Accenture PLC, Cl A (Ireland)	10,480	2,077
Advanced Micro Devices*	46,798	1,472
Arista Networks*	2,762	626
Automatic Data Processing	11,602	1,971
Booz Allen Hamilton Holding	7,026	531
Broadridge Financial Solutions	5,468	708
CDK Global	4,551	196
CDW	6,375	736
Ceridian HCM Holding*	4,456	257
EPAM Systems*	2,678	512
Fiserv*	7,900	845
FLIR Systems	8,669	427
Fortinet*	6,047	479
Intuit	7,375	2,127
Lam Research	7,662	1,613
Microsoft	14,336	1,976
Motorola Solutions	8,703	1,574
ON Semiconductor*	22,706	404
Oracle	33,775	1,758
Paycom Software*	2,056	514
Teradyne	9,924	526
Visa, Cl A	11,166	2,019
Zebra Technologies, Cl A*	2,144	440
		23,788

Materials — 0.9%
Eagle Materials	2,486	210
FMC	5,572	481

See Notes to Schedules of Investments.

P N C   M u l t i - F a c t o r   L a r g e   C a p   G r o w t h   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Silgan Holdings	7,267	$216

		907

Real Estate — 2.3%
CBRE Group, Cl A*	13,801	721
Equinix REIT	2,863	1,593

		2,314

Total Common Stocks (Cost $88,717)		98,753

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Growth ETF†	6,340	1,014
Total Exchange-Traded Fund (Cost $1,014)		1,014

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	1,148,409	$1,148

Total Affiliated Money Market Fund (Cost $1,148)		1,148

TOTAL INVESTMENTS — 100.0% (Cost $90,879)		100,915

Liabilities in Excess of Other Assets — 0.0%		(39)

TOTAL NET ASSETS — 100.0%		$100,876

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$1,148	$–	$–	$1,148

Common Stocks	98,753	–	–	98,753

Exchange-Traded Fund	1,014	–	–	1,014

Total Assets - Investments in Securities	$100,915	$–	$–	$100,915

See Notes to Schedules of Investments.

P N C   M u l t i - F a c t o r   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.7%
Communication Services — 6.3%
AT&T	49,100	$1,731
Comcast, Cl A	38,766	1,716
Discovery, Cl A*	40,063	1,106
Interpublic Group	27,063	538
Omnicom Group	14,899	1,133

		6,224

Consumer Discretionary — 10.7%
AutoNation*	4,474	212
Best Buy	17,619	1,122
BorgWarner	14,226	464
Carnival (Panama)	26,523	1,169
Columbia Sportswear	6,057	568
Dick’s Sporting Goods	5,489	187
General Motors	42,405	1,573
Gentex	15,904	423
Kohl’s	12,724	601
Lear	4,240	476
Macy’s	18,223	269
Michaels*	21,555	122
Norwegian Cruise Line Holdings (Bermuda)*	11,543	586
Penske Automotive Group	3,999	171
PulteGroup	18,922	640
PVH	6,388	484
Qurate Retail, Cl A*	32,045	343
Royal Caribbean Cruises (Liberia)	10,380	1,083

		10,493

Consumer Staples — 7.2%
Molson Coors Brewing, Cl B	10,759	553
Mondelez International, Cl A	30,190	1,667
Nu Skin Enterprises, Cl A	3,807	155
Procter & Gamble	14,696	1,767
Tyson Foods, Cl A	15,287	1,422
Walgreens Boots Alliance	29,855	1,528

		7,092

Energy — 2.3%
CNX Resources*	26,444	211
ConocoPhillips	26,630	1,389
Equitrans Midstream	19,865	268
Parsley Energy, Cl A*	21,157	379

		2,247

Financials — 34.7%
Aflac	29,724	1,492
Ally Financial	19,453	610
Ameriprise Financial	8,392	1,082
Associated Banc-Corp	8,365	161
Athene Holding, Cl A (Bermuda)*	14,142	550
Bank of America	56,467	1,553
Bank OZK	6,305	163
BankUnited	5,582	177
BB&T	33,899	1,615
BNY Mellon	37,159	1,563
Brighthouse Financial*	5,129	181
Capital One Financial	18,130	1,570
CIT Group	7,934	338
Citizens Financial Group	34,944	1,179
Comerica	8,393	517

	Number of Shares	Fair Value (000)

Cullen	4,229	$351
Discover Financial Services	15,771	1,261
E*TRADE Financial	13,446	561
East West Bancorp	12,966	533
Fifth Third Bancorp	44,353	1,173
First Horizon National	26,686	422
FNB	15,223	164
Globe Life	6,733	601
Huntington Bancshares	89,146	1,181
KeyCorp	69,814	1,159
Legg Mason	5,047	186
Lincoln National	9,464	500
MetLife	32,836	1,455
Morgan Stanley	36,824	1,528
Navient	14,141	180
OneMain Holdings	11,786	423
PacWest Bancorp	10,124	345
Pinnacle Financial Partners	6,917	364
Popular (Puerto Rico)	7,339	386
Principal Financial Group	21,309	1,134
Raymond James Financial	7,090	557
Regions Financial	83,247	1,217
Santander Consumer USA Holdings	25,354	662
SLM	19,883	168
State Street	21,790	1,118
Sterling Bancorp	18,711	357
Synchrony Financial	35,492	1,138
Synovus Financial	10,856	386
Voya Financial	10,996	542
Webster Financial	4,028	180
Western Alliance Bancorp	8,882	386
Wintrust Financial	2,713	170
Zions Bancorp NA	12,992	534

		34,073

Health Care — 10.3%
Amgen	8,830	1,842
Biogen*	6,894	1,515
Cigna	10,332	1,591
HCA Healthcare	12,173	1,463
Jazz Pharmaceuticals PLC (Ireland)*	4,134	530
Pfizer	37,286	1,326
Quest Diagnostics	12,039	1,232
Universal Health Services, Cl B	4,526	654

		10,153

Industrials — 10.2%
AGCO	5,049	349
Air Lease	9,637	400
Caterpillar	11,950	1,422
Cummins	7,201	1,075
Curtiss-Wright	3,199	392
Eaton PLC (Ireland)	14,703	1,187
Fortune Brands Home & Security	10,616	542
Gates Industrial PLC (United Kingdom)*	16,587	144
GrafTech International	16,793	205
Knight-Swift Transportation Holdings	12,485	426
ManpowerGroup	4,079	334
Oshkosh	4,760	335
PACCAR	17,200	1,128
Parker-Hannifin	7,196	1,193

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r   L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Industrials — continued
Quanta Services	10,189	$345
Regal Beloit	2,258	160
Schneider National, Cl B	10,407	202
Timken	3,752	151

		9,990

Information Technology — 10.8%
Arrow Electronics*	5,554	384
Cognizant Technology Solutions, Cl A	25,698	1,578
DXC Technology	22,456	746
Intel	33,939	1,609
International Business Machines	11,691	1,585
Micron Technology*	42,661	1,931
Oracle	28,703	1,494
Symantec	57,196	1,330

		10,657

Materials — 3.3%
Celanese	11,389	1,291
Domtar	3,699	122
Huntsman	19,491	388
Olin	7,521	128
Reliance Steel & Aluminum	4,266	415
Silgan Holdings	6,753	201
United States Steel#	12,534	139
Westrock	16,596	567

		3,251

Real Estate — 0.6%
VICI Properties REIT	27,500	609

Utilities — 1.3%
Eversource Energy	16,050	1,286

Total Common Stocks (Cost $98,250)		96,075

EXCHANGE-TRADED FUND — 1.1%
iShares Russell 1000 Value ETF†	8,182	1,020

Total Exchange-Traded Fund (Cost $1,034)		1,020

	Number of Shares	Fair Value (000)

AFFILIATED MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	1,381,350	$ 1,381

Total Affiliated Money Market Fund (Cost $1,381)		1,381

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –100.2% (Cost $100,665)		98,476

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	127,224	127

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	14,136	14

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $141)		141

TOTAL INVESTMENTS — 100.3% (Cost $100,806)		98,617

Liabilities in Excess of Other Assets — (0.3)%		(310)

TOTAL NET ASSETS — 100.0%		$98,307

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $137 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,381	$–	$–	$1,381

Common Stocks	96,075	–	–	96,075

Exchange-Traded Fund	1,020	–	–	1,020

Short-Term Investments Purchased With Collateral From Securities Loaned	141	–	–	141

Total Assets - Investments in Securities	$98,617	$–	$–	$98,617

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)

COMMON STOCKS — 90.9%
Communication Services — 2.7%
Cogent Communications Holdings	44,365	$2,701
Match Group*#	33,580	2,848
Shenandoah Telecommunications	47,762	1,506

		7,055

Consumer Discretionary — 13.2%
Aaron’s	36,786	2,358
Bright Horizons Family Solutions*	23,974	3,957
Choice Hotels International	19,959	1,816
Churchill Downs	40,124	4,946
Dine Brands Global	28,388	2,003
Dorman Products*	21,677	1,541
Graham Holdings, Cl B	5,865	4,129
Ollie’s Bargain Outlet Holdings*	42,041	2,331
Sally Beauty Holdings*	153,659	1,879
Steven Madden	73,855	2,454
Williams-Sonoma	60,351	3,971
Wingstop	36,628	3,669

		35,054

Consumer Staples — 2.5%
Lancaster Colony	20,996	3,064
WD-40	19,151	3,491

		6,555

Energy — 1.3%
CVR Energy	51,891	2,064
Plains GP Holdings LP, Cl A*	69,238	1,518

		3,582

Financials — 10.7%
Cathay General Bancorp	59,760	1,983
First Financial Bankshares	120,217	3,681
First Horizon National	118,189	1,871
First Merchants	42,119	1,504
Northwest Bancshares	101,045	1,598
Old National Bancorp	136,308	2,290
Popular (Puerto Rico)	66,364	3,489
Radian Group	74,029	1,669
Selective Insurance Group	49,395	3,933
South State	34,713	2,554
United Bankshares	67,371	2,485
Virtu Financial, Cl A#	74,335	1,398

		28,455

Health Care — 14.6%
ACADIA Pharmaceuticals*	118,893	3,289
Addus HomeCare*	23,033	2,026
AMN Healthcare Services*	35,481	2,072
Arena Pharmaceuticals*	27,795	1,470
BioLife Solutions*	124,308	2,572
Cerus*	286,177	1,537
Corcept Therapeutics*	100,377	1,266
Haemonetics*	39,474	5,271
HealthEquity*	36,336	2,157
Integer Holdings*	25,234	1,827
Omeros*#	145,065	2,682
PRA Health Sciences*	11,973	1,183
R1 RCM*	203,277	2,370

	Number of Shares	Fair Value (000)

Radius Health*	129,950	$3,678
Sarepta Therapeutics*	11,916	1,074
Vericel*	74,606	1,234
Xencor*	77,495	2,889

		38,597

Industrials — 14.6%
Advanced Disposal Services*	79,597	2,580
Brady, Cl A	50,050	2,363
Comfort Systems USA	44,142	1,706
ESCO Technologies	38,967	2,967
HEICO	32,133	4,649
Landstar System	17,707	1,975
Moog, Cl A	33,071	2,687
MSA Safety	29,872	3,155
Quanta Services	52,076	1,765
Regal Beloit	27,541	1,953
Rexnord*	77,529	2,030
Simpson Manufacturing	53,959	3,464
TriNet Group*	48,232	3,238
Woodward	39,379	4,247

		38,779

Information Technology — 14.8%
Alteryx, Cl A*#	30,329	4,320
Appian*#	47,893	2,848
CACI International, Cl A*	10,184	2,264
CSG Systems International	58,380	3,146
CyberArk Software (Israel)*	22,457	2,523
EVERTEC (Puerto Rico)	65,884	2,297
I3 Verticals, Cl A*	102,043	2,308
InterXion Holding NV (Netherlands)*	22,587	1,828
MAXIMUS	31,371	2,414
NCR*	33,447	1,054
Novanta (Canada)*	17,269	1,295
Photronics*	128,349	1,386
Qualys*	16,734	1,332
RealPage*	39,840	2,537
Silicon Laboratories*	14,683	1,600
Tech Data*	23,083	2,141
Teradata*	53,262	1,644
Verint Systems*	42,031	2,240

		39,177

Materials — 3.2%
Carpenter Technology	29,434	1,432
HB Fuller	45,826	1,953
Minerals Technologies	27,542	1,327
Olin	83,514	1,418
Silgan Holdings	74,817	2,226

		8,356

Real Estate — 8.4%
Agree Realty REIT	57,627	4,304
EastGroup Properties REIT	23,236	2,893
LTC Properties REIT	42,971	2,097
MGM Growth Properties LLC, Cl A REIT	117,475	3,623
Physicians Realty Trust REIT	212,602	3,682
PS Business Parks REIT	15,670	2,815

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Real Estate — continued
Xenia Hotels & Resorts REIT	135,005	$2,728

		22,142

Utilities — 4.9%
Cia Paranaense de Energia, ADR (Brazil)	131,945	1,683
Hawaiian Electric Industries	91,816	4,077
ONE Gas	24,389	2,234
SJW Group	38,089	2,603
Spire	26,797	2,275

		12,872

Total Common Stocks (Cost $201,237)		240,624

MASTER LIMITED PARTNERSHIP — 0.7%
Energy — 0.7%
TC PipeLines LP	42,936	1,681

Total Master Limited Partnership (Cost $1,714)		1,681

EXCHANGE-TRADED FUND — 7.1%
iShares Russell 2000 ETF†#	126,074	18,765

Total Exchange-Traded Fund (Cost $18,706)		18,765

AFFILIATED MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	4,058,747	4,059

Total Affiliated Money Market Fund (Cost $4,059)		4,059

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –100.2% (Cost $225,716)		265,129

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.4%
Affiliated Money Market Fund — 10.3%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	27,275,435	$27,275

Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	3,030,604	3,031

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $30,306)		30,306

TOTAL INVESTMENTS — 111.6% (Cost $256,022)		295,435

Liabilities in Excess of Other Assets — (11.6)%		(30,782)

TOTAL NET ASSETS — 100.0%		$264,653

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $29,589 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r   S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$4,059	$–	$–	$4,059

Common Stocks	240,624	–	–	240,624

Master Limited Partnership	1,681	–	–	1,681

Exchange-Traded Fund	18,765	–	–	18,765

Short-Term Investments Purchased With Collateral From Securities Loaned	30,306	–	–	30,306

Total Assets - Investments in Securities	$295,435	$–	$–	$295,435

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 91.4%
Communication Services — 2.8%
Cardlytics*	40,444	$1,519
Meredith	18,413	806
Nexstar Media Group, Cl A	16,259	1,608

		3,933

Consumer Discretionary — 10.4%
AutoNation*	24,348	1,155
Bright Horizons Family Solutions*	8,747	1,444
Churchill Downs	11,642	1,435
Cracker Barrel Old Country Store	7,967	1,318
Deckers Outdoor*	12,555	1,851
Everi Holdings*	5,387	48
Five Below*	7,632	938
Fox Factory Holding*	12,517	902
K12*	55,273	1,456
Ollie’s Bargain Outlet Holdings*	20,498	1,137
Skyline Champion*	51,399	1,439
Wendy’s	3,281	72
Wyndham Hotels & Resorts	26,582	1,366

		14,561

Consumer Staples — 4.0%
Inter Parfums	21,394	1,375
Nomad Foods (Virgin Islands)*	31,457	634
Sanderson Farms	10,740	1,607
WD-40	11,175	2,037

		5,653

Energy — 0.5%
ProPetro Holding*	62,032	661

Financials — 3.5%
Brighthouse Financial*	34,544	1,218
Essent Group (Bermuda)*	28,321	1,374
MGIC Investment	4,506	57
WesBanco	31,003	1,061
Western Alliance Bancorp	27,268	1,184

		4,894

Health Care — 26.7%
Amicus Therapeutics*	112,602	1,114
Bruker	27,398	1,183
Cardiovascular Systems*	47,952	2,323
Catalyst Pharmaceuticals*	253,193	1,560
Charles River Laboratories International*	7,433	975
Chemed	3,089	1,326
Coherus Biosciences*	65,341	1,450
CONMED	11,505	1,159
Eagle Pharmaceuticals*	20,002	1,128
Genomic Health*	22,461	1,722
Inovalon Holdings, Cl A*	97,705	1,653
Integra LifeSciences Holdings*	22,758	1,366
Masimo*	8,113	1,243
Medpace Holdings*	15,929	1,289
Merit Medical Systems*	33,525	1,166
Natera*	71,043	2,341
National HealthCare	12,414	1,003
Novocure (Jersey)*	12,397	1,126
NuVasive*	18,133	1,152
Omnicell*	24,210	1,738

	Number of Shares	Fair Value (000)

Pacira BioSciences*	36,177	$1,347
Premier, Cl A*	20,952	739
Repligen*	35,894	3,331
U.S. Physical Therapy	14,074	1,879
Ultragenyx Pharmaceutical*	18,205	992
Voyager Therapeutics*	67,771	1,211

		37,516

Industrials — 17.3%
Advanced Drainage Systems	47,833	1,501
Aerojet Rocketdyne Holdings*	29,514	1,541
Barnes Group	18,562	832
Comfort Systems USA	33,080	1,279
Curtiss-Wright	13,255	1,626
Generac Holdings*	36,344	2,834
Great Lakes Dredge & Dock*	5,805	63
Harsco*	43,025	770
Hillenbrand	26,263	721
Insperity	5,710	566
ITT	20,567	1,171
Marten Transport	79,975	1,573
McGrath RentCorp	20,952	1,342
Mercury Systems*	24,210	2,073
Mueller Industries	43,508	1,147
Ritchie Bros. Auctioneers (Canada)	32,846	1,299
TriMas*	41,084	1,207
UniFirst	9,896	1,939
US Ecology	12,094	732

		24,216

Information Technology — 17.3%
Alarm.com Holdings*	36,335	1,730
Appfolio, Cl A*	11,160	1,102
Aspen Technology*	5,861	781
CACI International, Cl A*	9,479	2,107
Evo Payments, Cl A*	45,938	1,363
ExlService Holdings*	21,529	1,458
Fair Isaac*	6,014	2,121
HubSpot*	11,733	2,343
j2 Global	22,541	1,907
Novanta (Canada)*	13,026	977
OSI Systems*	10,940	1,149
Paylocity Holding*	9,907	1,082
Proofpoint*	10,306	1,171
Rapid7*	36,508	1,960
RealPage*	12,103	771
RingCentral, Cl A*	4,970	701
Varonis Systems*	13,565	927
Yext*	43,273	682

		24,332

Materials — 2.5%
Advanced Emissions Solutions	82,147	1,037
Innospec	14,729	1,225
NewMarket	2,616	1,242

		3,504

Real Estate — 4.8%
FirstService (Canada)	7,814	812
National Health Investors REIT	8,754	726
Rayonier REIT	33,958	910

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Real Estate — continued
Ryman Hospitality Properties REIT	11,452	$912
Urstadt Biddle Properties, Cl A REIT	31,097	653
Weingarten Realty Investors REIT	56,996	1,510
Whitestone REIT	99,007	1,230

		6,753

Utilities — 1.6%
MGE Energy	10,963	832
NorthWestern	19,786	1,433

		2,265

Total Common Stocks (Cost $104,535)		128,288

EXCHANGE-TRADED FUND — 7.3%
iShares Russell 2000 ETF†#	68,737	10,231

Total Exchange-Traded Fund (Cost $10,199)		10,231

AFFILIATED MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	2,408,450	2,408

Total Affiliated Money Market Fund (Cost $2,408)		2,408

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –100.4% (Cost $117,142)		140,927

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.5%
Affiliated Money Market Fund — 13.1%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	18,362,249	$18,362

Money Market Fund — 1.4%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	2,040,250	2,040

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $20,402)		20,402

TOTAL INVESTMENTS — 114.9% (Cost $137,544)		161,329

Liabilities in Excess of Other Assets — (14.9)%		(20,914)

TOTAL NET ASSETS — 100.0%		$140,415

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $9,966 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$2,408	$–	$–	$2,408

Common Stocks	128,288	–	–	128,288

Exchange-Traded Fund	10,231	–	–	10,231

Short-Term Investments Purchased With Collateral From Securities Loaned	20,402	–	–	20,402

Total Assets - Investments in Securities	$161,329	$–	$–	$161,329

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 91.2%
Communication Services — 1.6%
AMC Networks, Cl A*	1,548	$75
Cogent Communications Holdings	2,877	175
TEGNA	4,608	66

		316

Consumer Discretionary — 8.4%
Aaron’s	3,959	254
Dillard’s, Cl A	1,614	94
Dine Brands Global	1,989	140
Lindblad Expeditions Holdings*	6,096	114
Lithia Motors, Cl A	1,133	149
Meritage Homes*	3,934	257
Murphy USA*	957	86
Sally Beauty Holdings*	8,402	103
Shake Shack, Cl A*	1,050	104
Sleep Number*	1,906	80
Steven Madden	6,878	228

		1,609

Consumer Staples — 2.7%
Chefs’ Warehouse*	3,360	129
Coca-Cola Consolidated	498	168
Freshpet*	2,198	108
Nomad Foods (Virgin Islands)*	5,509	111

		516

Energy — 4.7%
Arch Coal, Cl A	975	75
DMC Global	1,441	63
Geopark (Bermuda)*	4,095	70
Helix Energy Solutions Group*	22,455	163
Matrix Service*	6,417	127
Newpark Resources*	8,750	58
SEACOR Holdings*	4,503	211
Transportadora de Gas del Sur SA, ADR, Cl B, (Argentina)	6,139	46
World Fuel Services	2,259	87

		900

Financials — 27.6%
ACNB	1,898	64
Camden National	2,389	99
Cannae Holdings*	6,163	171
Cohen & Steers	2,348	127
Community Bank System	2,532	154
eHealth*	4,363	363
First BanCorp (Puerto Rico)	35,661	342
First Capital	1,835	104
First Commonwealth Financial	18,427	228
First Community Bankshares	2,450	78
First Midwest Bancorp	6,657	128
First of Long Island	3,546	77
Fulton Financial	8,747	139
Hilltop Holdings	4,549	108
IBERIABANK	1,952	135
James River Group Holdings (Bermuda)	7,921	390
Kinsale Capital Group	2,222	218
Marcus & Millichap*	5,833	210
MMA Capital Holdings*	7,656	227
NBT Bancorp	5,748	201

	Number of Shares	Fair Value (000)

Nicolet Bankshares*	1,542	$98
NMI Holdings, Cl A*	13,978	396
Piper Jaffray	1,935	141
S&T Bancorp	3,713	127
Southside Bancshares	3,117	103
Stifel Financial	3,661	196
Two Harbors Investment REIT	20,361	257
Umpqua Holdings	8,002	126
United Bankshares	2,064	76
Westamerica Bancorporation	3,544	218

		5,301

Health Care — 4.9%
Antares Pharma*	22,937	74
CorVel*	3,331	281
Medpace Holdings*	2,198	178
MiMedx Group*#	51,465	265
Simulations Plus	3,782	136

		934

Industrials — 11.8%
AAON	1,375	66
Brady, Cl A	5,253	248
Ennis	7,496	151
Foundation Building Materials*	12,809	219
Great Lakes Dredge & Dock*	8,644	94
Helios Technologies	2,340	100
Insperity	967	96
Kelly Services, Cl A	2,671	65
Mercury Systems*	5,710	489
Moog, Cl A	1,168	95
NOW*	5,856	70
PICO Holdings*	7,851	75
Radiant Logistics*	31,609	154
Regal Beloit	1,987	141
Viad	3,294	213

		2,276

Information Technology — 10.6%
AudioCodes (Israel)	4,396	77
Bottomline Technologies DE*	3,311	136
Fabrinet (Cayman Islands)*	2,687	136
Finisar*#	3,519	79
Intelligent Systems*	8,425	446
Knowles*	8,594	174
ManTech International, Cl A	2,961	208
Materialise NV, ADR (Belgium)*#	16,180	318
Plexus*	3,193	183
Sykes Enterprises*	4,156	120
Viavi Solutions*	11,419	159

		2,036

Materials — 4.2%
Alamos Gold, Cl A (Canada)	27,480	194
MAG Silver (Canada)*	6,262	80
Mesabi Trust#	2,740	62
Sandstorm Gold (Canada)*#	41,990	261
Silgan Holdings	7,012	209

		806

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Real Estate — 8.4%
American Assets Trust REIT	3,069	$144
CareTrust REIT	7,036	167
CoreSite Realty REIT	926	108
Four Corners Property Trust REIT	2,667	76
Getty Realty REIT	8,019	255
Monmouth Real Estate Investment REIT	20,029	263
NexPoint Residential Trust REIT	4,125	191
Office Properties Income Trust REIT	2,684	73
Universal Health Realty Income Trust REIT	3,605	348

		1,625

Utilities — 6.3%
American States Water	1,611	149
Cia Paranaense de Energia, ADR (Brazil)	27,523	351
Northwest Natural Holding	1,639	117
NorthWestern	4,064	295
SJW Group	2,112	144
Spire	1,835	156

		1,212

Total Common Stocks (Cost $16,176)		17,531

MASTER LIMITED PARTNERSHIP — 0.3%
Energy — 0.3%
Hoegh LNG Partners LP (Marshall Islands)	4,495	66

Total Master Limited Partnership (Cost $83)		66

EXCHANGE-TRADED FUND — 8.4%
iShares Russell 2000 ETF†#	10,866	1,617

Total Exchange-Traded Fund (Cost $1,612)		1,617

AFFILIATED MONEY MARKET FUND — 0.3%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	62,705	63

Total Affiliated Money Market Fund (Cost $63)		63

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –100.2% (Cost $17,934)		19,277

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.7%
Affiliated Money Market Fund — 12.3%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	2,366,114	$2,366

Money Market Fund — 1.4%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	262,902	263

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,629)		2,629

TOTAL INVESTMENTS — 113.9%
(Cost $20,563)		21,906

Liabilities in Excess of Other Assets — (13.9)%		(2,674)

TOTAL NET ASSETS — 100.0%		$19,232

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,569 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$63	$–	$–	$63

Common Stocks	17,531	–	–	17,531

Master Limited Partnership	66	–	–	66

Exchange-Traded Fund	1,617	–	–	1,617

Short-Term Investments Purchased With Collateral From Securities Loaned	2,629	–	–	2,629

Total Assets - Investments in Securities	$21,906	$–	$–	$21,906

See Notes to Schedules of Investments.

P N C  S m a l l   C a p   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 86.8%
Communication Services — 2.3%
Madison Square Garden, Cl A*	18,954	$4,783

Consumer Discretionary — 17.2%
America’s Car-Mart*	23,296	1,998
Cavco Industries*	19,079	3,500
Dorman Products*	47,117	3,349
Fox Factory Holding*	74,933	5,398
Helen of Troy (Bermuda)*	35,737	5,486
Installed Building Products*	66,916	3,808
iRobot*#	27,932	1,727
LCI Industries	53,102	4,500
Lithia Motors, Cl A	36,504	4,785
Murphy USA*	22,579	2,019

		36,570

Energy — 0.1%
KLX Energy Services Holdings*	19,150	192

Financials — 17.1%
Allegiance Bancshares*	43,550	1,411
AMERISAFE	41,594	2,858
Artisan Partners Asset Management, Cl A	77,247	2,058
Credit Acceptance*	16,059	7,269
Diamond Hill Investment Group*	11,777	1,589
Home BancShares	143,631	2,545
National General Holdings	210,546	4,965
Pacific Premier Bancorp	42,030	1,238
PRA Group*	120,348	4,109
RLI	72,724	6,659
Veritex Holdings	73,145	1,726

		36,427

Health Care — 9.1%
AMN Healthcare Services*	93,653	5,469
Medpace Holdings*	52,265	4,229
Neogen*	50,377	3,553
Omnicell*	26,752	1,921
PetIQ*#	133,870	4,238

		19,410

Industrials — 24.4%
Alamo Group	45,842	5,234
ASGN*	85,358	5,332
Cubic	47,098	3,263
EnerSys	27,864	1,560
Exponent	89,537	6,347
H&E Equipment Services	88,726	2,155
HEICO	59,294	8,578
Insperity	59,788	5,923
John Bean Technologies	36,185	3,702
NV5 Global*	24,625	1,520
Patrick Industries*	60,603	2,190
Universal Forest Products	118,503	4,634
Willdan Group*	40,959	1,481

		51,919

Information Technology — 9.7%
Envestnet*	77,523	4,435
ePlus*	66,362	5,423
RealPage*	46,520	2,962

	Number of Shares	Fair Value (000)

Tyler Technologies*	14,595	$3,744
WEX*	19,713	4,032

		20,596

Materials — 2.9%
Balchem	44,459	3,948
Neenah	36,412	2,322

		6,270

Real Estate — 4.0%
Colliers International Group (Canada)#	55,617	3,754
FirstService (Canada)	45,110	4,687

		8,441

Total Common Stocks (Cost $103,831)		184,608

EXCHANGE-TRADED FUND — 9.4%
iShares Russell 2000 ETF†#	133,784	19,913

Total Exchange-Traded Fund (Cost $19,850)		19,913

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	7,400,486	7,400

Total Affiliated Money Market Fund (Cost $7,400)		7,400

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned –99.7% (Cost $131,081)		211,921

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 10.8%
Affiliated Money Market Fund — 9.7%
PNC Government Money Market Fund, Class I Shares 1.989%† (A)	20,554,712	20,555

Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.993% (A)	2,283,857	2,284

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $22,839)		22,839

TOTAL INVESTMENTS — 110.5% (Cost $153,920)		234,760

Liabilities in Excess of Other Assets — (10.5)%		(22,247)

TOTAL NET ASSETS — 100.0%		$212,513

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $22,344 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$7,400	$–	$–	$7,400

Common Stocks	184,608	–	–	184,608

Exchange-Traded Fund	19,913	–	–	19,913

Short-Term Investments Purchased With Collateral From Securities Loaned	22,839	–	–	22,839

Total Assets - Investments in Securities	$234,760	$–	$–	$234,760

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 4.9%
Automotive — 3.1%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$335	$339
Capital One Prime Auto Receivables Trust,
Series 2019-1, Cl A3 2.510%, 11/15/23	600	610
Fifth Third Auto Trust,
Series 2019-1, Cl A3 2.640%, 12/15/23	800	813
Ford Credit Auto Lease Trust,
Series 2019-A, Cl A2A 2.840%, 09/15/21	1,195	1,199
GM Financial Consumer Automobile Receivables Trust,
Series 2019-2, Cl A3 2.650%, 02/16/24	900	917
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4 2.050%, 06/21/23	400	400
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	414	413
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	350	352
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, Cl A3 3.020%, 11/21/22	500	508

		5,551

Credit Cards — 1.0%
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	400	400
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6 2.290%, 07/15/25	800	815
Discover Card Execution Note Trust,
Series 2019-A1, Cl A1 3.040%, 07/15/24	550	567

		1,782

Equipment — 0.2%
CNH Equipment Trust, Series 2018-B, Cl A3 3.190%, 11/15/23	410	419

Utilities — 0.6%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4 5.550%, 10/20/23	365	379
Verizon Owner Trust, Series 2019-A, Cl A1A 2.930%, 09/20/23	715	731

		1,110

Total Asset-Backed Securities (Cost $8,733)		8,862

	Par (000)	Fair Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Freddie Mac, Series 4231, Cl AD 2.500%, 12/15/26	$304	$305
Freddie Mac, Series 4774, Cl LP 3.500%, 09/15/46	2,150	2,243

Total Collateralized Mortgage Obligations (Cost $2,484)		2,548

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.4%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	2,293	2,494

Total Commercial Mortgage-Backed Security
(Cost $2,336)		2,494

CORPORATE BONDS — 43.2%
Automotive — 1.4%
Daimler Finance North America LLC 3.400%, 02/22/22 144A	650	666
Ford Motor Credit LLC 2.597%, 11/04/19	455	455
General Motors 6.600%, 04/01/36	175	203
5.150%, 04/01/38	360	374
General Motors Financial 3.950%, 04/13/24	410	424
Goodyear Tire & Rubber 4.875%, 03/15/27	410	396

		2,518

Cable — 2.2%
Belo 7.750%, 06/01/27	435	489
Charter Communications Operating LLC 6.384%, 10/23/35	325	397
Comcast 4.400%, 08/15/35	580	683
3.900%, 03/01/38	450	505
NBCUniversal Media LLC 4.375%, 04/01/21	755	783
Sirius XM Radio 5.375%, 04/15/25 144A	475	493
Time Warner Cable LLC 4.500%, 09/15/42	500	502
Time Warner Entertainment LP 8.375%, 03/15/23	135	160

		4,012

Consumer Discretionary — 1.5%
Carnival 3.950%, 10/15/20	565	575
Cedar Fair LP 5.375%, 04/15/27	145	156
Hilton Worldwide Finance LLC 4.625%, 04/01/25	175	181
KB Home 7.625%, 05/15/23	285	321
Las Vegas Sands 3.900%, 08/08/29	645	665

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)

CORPORATE BONDS — continued
Consumer Discretionary — continued
Netflix 4.875%, 04/15/28	$215	$225
Toll Brothers Finance 5.625%, 01/15/24	505	549

		2,672

Consumer Staples — 1.2%
Kroger 6.150%, 01/15/20	1,805	1,830
4.450%, 02/01/47	325	340

		2,170

Energy — 6.3%
Andeavor LLC 5.375%, 10/01/22	475	481
BP Capital Markets America 3.224%, 04/14/24	880	920
Burlington Resources LLC 7.200%, 08/15/31	375	543
Cheniere Energy Partners LP 5.625%, 10/01/26	475	501
ConocoPhillips 6.500%, 02/01/39	205	301
DCP Midstream Operating LP 5.375%, 07/15/25	480	508
Energy Transfer Operating LP 6.125%, 12/15/45	360	428
5.500%, 06/01/27	785	902
4.050%, 03/15/25	510	538
EQT 3.900%, 10/01/27	710	618
HollyFrontier 5.875%, 04/01/26	635	707
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	665	883
Marathon Petroleum 4.500%, 04/01/48	470	500
MPLX LP 4.500%, 04/15/38	320	332
NuStar Logistics LP 5.625%, 04/28/27	140	146
Petroleos Mexicanos 6.000%, 03/05/20	230	233
4.250%, 01/15/25	575	550
3.500%, 07/23/20	300	300
Range Resources 5.000%, 08/15/22	615	573
Southwestern Energy 6.200%, 01/23/25	210	184
TransCanada PipeLines
6.200%, 10/15/37	220	288
Valero Energy 4.350%, 06/01/28	395	430
Western Midstream Operating LP 4.750%, 08/15/28	335	339
4.500%, 03/01/28	165	165

		11,370

	Par (000)	Fair Value (000)

Financials — 13.2%
American Express
3.000%, 10/30/24	$355	$368
Bank of America
6.250%, (A) (B)	445	485
Bank of America (MTN)
4.450%, 03/03/26	660	727
4.200%, 08/26/24	1,050	1,133
3.499%, 05/17/22 (A)	285	291
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,160	1,212
BNY Mellon
3.400%, 05/15/24	580	614
Citigroup
4.450%, 09/29/27	345	380
3.142%, 01/24/23 (A)	390	399
2.876%, 07/24/23 (A)	1,145	1,165
Credit Suisse AG (GMTN)
5.400%, 01/14/20	1,513	1,529
Credit Suisse Group AG
7.250%, (A) (B) 144A	545	580
Deutsche Bank AG
4.250%, 02/04/21	1,140	1,153
Goldman Sachs Group
3.200%, 02/23/23	1,585	1,638
HSBC Bank USA NA
4.875%, 08/24/20	2,050	2,103
HSBC Holdings PLC
6.375%, (A) (B)	500	518
John Deere Capital (MTN)
2.150%, 09/08/22	510	514
JPMorgan Chase
6.100%, (A) (B)	870	940
5.000%, (A) (B)	610	633
4.023%, 12/05/24 (A)	245	263
3.882%, 07/24/38 (A)	235	264
3.559%, 04/23/24 (A)	410	431
Lloyds Banking Group PLC
4.650%, 03/24/26	635	670
Morgan Stanley (GMTN)
4.000%, 07/23/25	830	899
3.125%, 01/23/23	425	438
2.500%, 04/21/21	1,510	1,518
Royal Bank of Canada
1.875%, 02/05/20	670	669
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	750	811
6.000%, 12/19/23	160	174
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	10	10
Visa
4.150%, 12/14/35	375	457
Wells Fargo
3.069%, 01/24/23	195	199
Wells Fargo (MTN)
4.100%, 06/03/26	265	287
Westpac Banking (GMTN)
4.322%, 11/23/31 (A)	535	570

		24,042

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)

CORPORATE BONDS — continued
Food, Beverage & Tobacco — 1.7%
Anheuser-Busch LLC 4.700%, 02/01/36	$1,100	$1,280
Kraft Heinz Foods 5.200%, 07/15/45	165	174
5.000%, 06/04/42	320	330
2.800%, 07/02/20	825	826
Lamb Weston Holdings 4.875%, 11/01/26 144A	395	412

		3,022

Health Care — 2.2%
Allergan Funding SCS 3.450%, 03/15/22	405	416
Amgen 4.400%, 05/01/45	455	516
Bristol-Myers Squibb 4.125%, 06/15/39 144A	350	406
Cigna Holding 4.000%, 02/15/22	440	458
CVS Health 4.100%, 03/25/25	405	433
3.700%, 03/09/23	600	627
Johnson & Johnson 3.550%, 03/01/36	500	559
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	235	235
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	385	284

		3,934

Industrials — 3.4%
Cintas No. 2 4.300%, 06/01/21	589	612
CNH Industrial Capital LLC 4.375%, 04/05/22	595	620
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	225	241
Packaging Corporation of America 3.900%, 06/15/22	620	643
Penske Truck Leasing LP 3.650%, 07/29/21 144A	640	655
PulteGroup 7.875%, 06/15/32	787	964
Spirit AeroSystems 4.600%, 06/15/28	435	478
United Airlines Holdings 4.875%, 01/15/25	620	649
4.250%, 10/01/22	610	628
United Rentals North America 4.875%, 01/15/28	605	635
4.625%, 10/15/25	130	134

		6,259

Information Technology — 0.6%

VeriSign 4.625%, 05/01/23	1,015	1,032

	Par (000)	Fair Value (000)

Insurance — 1.1%
Berkshire Hathaway Finance 4.200%, 08/15/48	$380	$457
MetLife 6.400%, 12/15/36	505	589
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	335	422
XLIT 4.450%, 03/31/25	435	475

		1,943

Materials — 1.0%
ArcelorMittal 6.250%, 02/25/22	675	732
DuPont de Nemours 5.319%, 11/15/38	520	640
3.766%, 11/15/20	190	194
Huntsman International LLC 5.125%, 11/15/22	142	152
Sherwin-Williams 2.750%, 06/01/22	108	110

		1,828

Real Estate — 0.9%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	730	788
Crown Castle International 4.875%, 04/15/22	431	459
Host Hotels & Resorts LP 3.750%, 10/15/23	440	459

		1,706

Retail — 1.5%
Booking Holdings 2.750%, 03/15/23	165	169
Hanesbrands 4.625%, 05/15/24 144A	375	392
Penske Automotive Group 5.375%, 12/01/24	620	640
Walmart 5.625%, 04/01/40	465	669
Wolverine World Wide 5.000%, 09/01/26 144A	780	780

		2,650

Technology — 2.0%
Amphenol 4.000%, 02/01/22	5	5
Apple 3.850%, 05/04/43	630	719
Fiserv 3.500%, 10/01/22	860	898
Global Payments 3.200%, 08/15/29	585	599
International Business Machines 2.850%, 05/13/22	775	793
Microsoft 3.450%, 08/08/36	645	725

		3,739

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)

CORPORATE BONDS — continued
Telecommunications — 1.5%
AT&T 5.700%, 03/01/57	$275	$348
5.250%, 03/01/37	465	553
Nokia OYJ 3.375%, 06/12/22	70	71
T-Mobile USA 4.000%, 04/15/22	445	458
Verizon Communications 5.250%, 03/16/37	990	1,254

		2,684

Transportation — 0.7%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	385	495
FedEx 3.900%, 02/01/35	740	776

		1,271

Utilities — 0.8%
Alabama Power 2.450%, 03/30/22	510	514
American Electric Power 2.150%, 11/13/20	405	405
Berkshire Hathaway Energy 3.800%, 07/15/48	90	100
Sempra Energy 2.900%, 02/01/23	450	460

		1,479

Total Corporate Bonds
(Cost $74,140)		78,331

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.7%
CPPIB Capital 1.250%, 09/20/19 144A	1,225	1,225

Total Other Government and Agency Obligation
(Cost $1,225)		1,225

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	390	485

Total Municipal Bond
(Cost $429)		485

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corporation — 2.2%
8.000%, 10/01/29	1	1
7.500%, 09/01/30 (C)	–	–
6.000%, 12/01/35	267	307
5.500%, 09/01/37	27	31
5.500%, 01/01/38	1	1
4.500%, 09/01/26	15	15
4.500%, 03/01/40	243	264
4.500%, 06/01/41	364	394
4.000%, 10/01/43	999	1,067
3.500%, 08/01/29	12	13

	Par (000)	Fair Value (000)

3.500%, 06/01/42	$537	$562
3.000%, 06/01/28	11	12
3.000%, 04/01/32	1,294	1,331

		3,998

Federal National Mortgage Association — 25.2%
7.500%, 08/01/26 (C)	–	–
7.500%, 10/01/27	4	4
7.500%, 04/01/31	1	1
7.500%, 08/01/31	2	2
7.000%, 04/01/27	1	1
7.000%, 11/01/27	2	3
7.000%, 08/01/32	1	1
6.000%, 06/01/36	5	6
5.500%, 04/01/34	126	142
5.500%, 06/01/34	6	6
5.500%, 03/01/36	7	8
5.500%, 07/01/37	4	5
5.500%, 05/01/38	8	9
5.000%, 07/01/33	8	8
5.000%, 03/01/40	158	175
5.000%, 07/01/40	21	23
5.000%, 08/01/40	273	302
4.500%, 07/01/20 (D)	–	1
4.500%, 02/01/39	182	196
4.500%, 06/01/39	172	187
4.500%, 10/01/39	25	27
4.500%, 05/01/40	548	594
4.500%, 07/01/40	11	11
4.500%, 11/01/40	524	568
4.500%, 02/01/41	77	83
4.500%, 04/01/41	4	5
4.500%, 08/01/41	10	10
4.500%, 05/01/47	989	1,060
4.500%, 11/01/48	1,711	1,803
4.000%, 09/01/39	7	7
4.000%, 11/01/40	516	551
4.000%, 01/01/41	64	68
4.000%, 02/01/41	821	877
4.000%, 11/01/41	11	12
4.000%, 12/01/41	27	29
4.000%, 01/01/42	44	47
4.000%, 02/01/42	846	904
4.000%, 08/01/42	438	468
4.000%, 07/01/45	685	723
4.000%, 11/01/45	11	12
4.000%, 12/01/45	1,242	1,310
4.000%, 10/01/47	1,748	1,828
4.000%, 06/01/48	856	889
4.000%, 08/01/48	2,707	2,859
3.500%, 09/01/26	9	10
3.500%, 11/01/26	138	143
3.500%, 01/01/28	628	651
3.500%, 10/01/28	7	7
3.500%, 11/01/29	468	484
3.500%, 03/01/41	914	956
3.500%, 01/01/42	21	22
3.500%, 06/01/42	902	944
3.500%, 08/01/42	855	896
3.500%, 09/01/42	25	26
3.500%, 10/01/42	714	747

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 11/01/42	$42	$44
3.500%, 06/01/43	796	833
3.500%, 07/01/43	1,022	1,069
3.500%, 08/01/43	1,039	1,087
3.500%, 10/01/44	29	31
3.500%, 08/01/45	29	31
3.500%, 11/01/45	22	23
3.500%, 12/01/45	1,206	1,259
3.500%, 05/01/46	1,332	1,388
3.500%, 12/01/46	1,277	1,328
3.500%, 12/01/47	2,627	2,718
3.500%, 11/01/48	1,892	1,951
3.000%, 11/01/29	241	248
3.000%, 09/01/31	839	864
3.000%, 11/01/42	1,392	1,438
3.000%, 05/01/43	1,933	1,998
3.000%, 06/01/43	13	14
3.000%, 06/01/46	1,195	1,230
3.000%, 09/01/46	1,191	1,232
3.000%, 04/01/47	1,803	1,851
3.000%, 11/01/48	899	921
2.500%, 11/01/27	1,022	1,037
2.500%, 11/01/31	2,472	2,507

		45,813

Government National Mortgage Association — 1.4%
9.000%, 09/15/21	3	4
7.000%, 05/20/24 (D)	–	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29 (C)	–	–
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	750	801
4.000%, 10/20/43	6	6
3.500%, 07/15/42	663	699
3.500%, 12/20/42	16	17
3.000%, 04/20/46	987	1,022

		2,552

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $51,116)		52,363

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds — 10.9%
4.500%, 02/15/36	3,515	4,942
3.750%, 08/15/41	4,805	6,422
3.125%, 05/15/48	1,620	2,033
2.500%, 02/15/45	5,735	6,364

		19,761

U.S. Treasury Inflation-Indexed Bond — 1.6%
0.375%, 07/15/27	2,801	2,891

U.S. Treasury Notes — 5.8%
2.500%, 08/15/23	325	338
2.500%, 05/15/24	1,140	1,196
2.375%, 08/15/24	3,170	3,315

	Par (000)	Fair Value (000)

2.375%, 05/15/27	$1,520	$1,621
2.250%, 11/15/25	2,450	2,567
2.125%, 09/30/21	445	451
1.625%, 08/15/22	380	382
1.625%, 05/15/26	750	758

		10,628

Total U.S. Treasury Obligations
(Cost $30,566)		33,280

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 1.989%† (E)	1,096,381	1,096

Total Affiliated Money Market Fund
(Cost $1,096)		1,096

TOTAL INVESTMENTS — 99.6%
(Cost $172,125)		180,684

Other Assets in Excess of Liabilities — 0.4%		773
TOTAL NET ASSETS — 100.0%		$181,457

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A) Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate
Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	3.142%	01/24/22	US0003M+0.722%
Citigroup	2.876%	07/24/22	US0003M+0.950%
Credit Suisse Group AG	7.250%	09/12/25	USSW5+4.332%
HSBC Holdings PLC	6.375%	03/30/25	USISDA05+4.368%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	5.000%	08/01/24	SOFRRATE+3.380%
JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
JPMorgan Chase	3.559%	04/23/23	US0003M+0.730%
Westpac Banking	4.322%	11/23/26	USISDA05+2.236%

(B)	Perpetual security with no stated maturity date.
(C)	Par and Fair Value are less than $500.
(D)	Par is less than $500.
(E)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,979 (000) and represents 4.4% of total net assets as of August 31, 2019.

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$1,096	$–	$–	$1,096

Asset-Backed Securities	–	8,862	–	8,862

Collateralized Mortgage Obligations	–	2,548	–	2,548

Commercial Mortgage-Backed Security	–	2,494	–	2,494

Corporate Bonds	–	78,331	–	78,331

Municipal Bond	–	485	–	485

Other Government and Agency Obligation	–	1,225	–	1,225

U.S. Government Agency Mortgage-Backed Obligations	–	52,363	–	52,363

U.S. Treasury Obligations	–	33,280	–	33,280

Total Assets - Investments in Securities	$1,096	$179,588	$–	$180,684

See Notes to Schedules of Investments.

P N C  U l t r a  S h or t   B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 23.3%
Automotive — 11.8%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$486	$485
Capital One Prime Auto Receivables Trust,
Series 2019-1, Cl A2 2.580%, 04/15/22	1,220	1,226
Fifth Third Auto Trust,
Series 2019-1, Cl A2A 2.660%, 05/16/22	2,620	2,632
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A3 2.010%, 03/15/22	2,435	2,436
GM Financial Consumer Automobile
Receivables Trust,
Series 2019-2, Cl A2A 2.660%, 06/16/22	4,158	4,171
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3 1.210%, 12/18/20	1,514	1,510
Hyundai Auto Receivables Trust,
Series 2019-A, Cl A2 2.670%, 12/15/21	1,345	1,351
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	664	662
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, Cl A2A 2.710%, 04/15/21	1,060	1,062
Nissan Auto Receivables Owner Trust,
Series 2016-B, Cl A4 1.540%, 10/17/22	2,090	2,082
Nissan Auto Receivables Owner Trust,
Series 2019-A, Cl A2A 2.820%, 01/18/22	2,745	2,758
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A4 1.470%, 09/15/21	2,307	2,303
Toyota Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.760%, 07/15/21	2,762	2,759
USAA Auto Owner Trust,
Series 2017-1, Cl A3 1.700%, 05/17/21	1,468	1,466
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, Cl A2A 2.810%, 07/20/21	1,802	1,807

		28,710

Credit Cards — 8.4%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	2,910	2,908
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	3,100	3,098
Capital One Multi-Asset Execution Trust,
Series 2016-A6, Cl A6 1.820%, 09/15/22	3,680	3,677

	Par (000)	Fair Value (000)

Chase Issuance Trust,
Series 2015-A4, Cl A4 1.840%, 04/15/22	$3,220	$3,217
Citibank Credit Card Issuance Trust,
Series 2017-A3, Cl A3 1.920%, 04/07/22	2,500	2,499
Discover Card Execution Note Trust,
Series 2017-A6, Cl A6 1.880%, 02/15/23	4,825	4,823

		20,222

Equipment — 3.1%
CNH Equipment Trust,
Series 2017-C, Cl A2 1.840%, 03/15/21	650	650
CNH Equipment Trust,
Series 2018-B, Cl A2 2.930%, 12/15/21	720	723
John Deere Owner Trust,
Series 2018-B, Cl A3 3.080%, 11/15/22	3,300	3,349
John Deere Owner Trust,
Series 2019-A, Cl A2 2.850%, 12/15/21	2,740	2,754

		7,476

Total Asset-Backed Securities
(Cost $56,136)		56,408

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Fannie Mae, Series 2011-6, Cl BA 2.750%, 06/25/20	9	9

Total Collateralized Mortgage Obligation
(Cost $9)		9

CORPORATE BONDS — 47.8%
Automotive — 3.8%
American Honda Finance (MTN) 2.000%, 02/14/20	3,345	3,343
Daimler Finance North America LLC 3.030% (US0003M+0.880%), 02/22/22 (A) 144A	3,000	3,012
Toyota Motor Credit(GMTN) 2.200%, 01/10/20	2,907	2,907

		9,262

Cable — 0.8%
NBCUniversal Media LLC 5.150%, 04/30/20	1,990	2,028

Consumer Discretionary — 2.3%
Home Depot 2.448% (US0003M+0.310%), 03/01/22 (A)	1,700	1,704
Interpublic Group 3.750%, 10/01/21	555	570
3.500%, 10/01/20	845	857

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — continued
Marriott International 2.738% (US0003M+0.600%), 12/01/20 (A)	$2,450	$2,459

		5,590

Energy — 2.2%
BP Capital Markets PLC 3.561%, 11/01/21	1,910	1,970
Enterprise Products Operating LLC 5.250%, 01/31/20	3,400	3,439

		5,409

Financials — 23.4%
American Express Credit (MTN) 2.375%, 05/26/20	3,400	3,404
Ameriprise Financial 5.300%, 03/15/20	130	132
Bank of America 2.738%, 01/23/22 (B)	4,065	4,098
Bank of Montreal (MTN) 3.100%, 04/13/21	1,000	1,019
Bank of Nova Scotia 2.500%, 01/08/21	3,400	3,426
BNP Paribas SA (GMTN) 5.000%, 01/15/21	3,350	3,479
Capital One Financial 3.450%, 04/30/21	3,400	3,472
Citigroup 2.700%, 03/30/21	4,095	4,136
Citizens Bank NA 2.895% (US0003M+0.720%), 02/14/22 (A)	2,000	2,002
Credit Suisse AG (GMTN) 5.400%, 01/14/20	2,766	2,796
Goldman Sachs Group 2.600%, 12/27/20	3,365	3,370
HSBC Holdings PLC 5.100%, 04/05/21	3,255	3,398
John Deere Capital (MTN) 2.050%, 03/10/20	2,920	2,919
JPMorgan Chase 2.550%, 03/01/21	4,055	4,087
Lloyds Bank PLC 2.400%, 03/17/20	1,500	1,502
Morgan Stanley (GMTN) 2.500%, 04/21/21	3,425	3,444
Santander UK PLC 2.375%, 03/16/20	3,450	3,454
Toronto-Dominion Bank (GMTN) 3.150%, 09/17/20	3,450	3,497
US Bank NA 3.000%, 02/04/21	3,000	3,041

		56,676

Food, Beverage & Tobacco — 0.7%
Kroger 2.600%, 02/01/21	1,715	1,724

Health Care — 3.3%
AbbVie 2.500%, 05/14/20	3,450	3,455

	Par (000)	Fair Value (000)

Bristol-Myers Squibb 2.548% (US0003M+0.380%), 05/16/22 (A) 144A	$500	$501
Cardinal Health 2.400%, 11/15/19	2,485	2,484
CVS Health 3.350%, 03/09/21	1,463	1,489

		7,929

Industrials — 1.9%
Boeing 2.300%, 08/01/21	1,200	1,208
General Dynamics 2.875%, 05/11/20	3,420	3,441

		4,649

Materials — 0.8%
DuPont de Nemours 3.766%, 11/15/20	1,820	1,857

Technology — 3.7%
Amphenol 2.200%, 04/01/20	2,473	2,473
IBM Credit LLC 2.650%, 02/05/21	3,370	3,402
KLA 3.375%, 11/01/19	3,000	3,002

		8,877

Telecommunications — 2.2%
AT&T 2.450%, 06/30/20	3,375	3,381
Verizon Communications 2.700% (US0003M+0.550%), 05/22/20 (A)	1,880	1,884

		5,265

Utilities — 2.7%
Florida Power & Light 2.639% (US0003M+0.400%), 05/06/22 (A)	1,455	1,455
NextEra Energy Capital Holdings 3.342%, 09/01/20	802	811
Sempra Energy 2.400%, 03/15/20	1,885	1,883
Southern Power 1.950%, 12/15/19	2,455	2,454

		6,603

Total Corporate Bonds
(Cost $114,988)		115,869

U.S. TREASURY OBLIGATIONS — 27.7%
U.S. Treasury Notes — 27.7%
2.250%, 03/31/21	11,280	11,390
2.250%, 04/30/21	8,480	8,570
2.125%, 01/31/21	11,435	11,508
2.000%, 07/31/20	5,845	5,853
2.000%, 11/30/20	11,250	11,290

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.750%, 10/31/20	$18,655	$18,653

Total U.S. Treasury Obligations
(Cost $67,006)		67,264

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 1.989%† (C)	1,977,915	1,978

Total Affiliated Money Market Fund
(Cost $1,978)		1,978

TOTAL INVESTMENTS — 99.6%
(Cost $240,117)		241,528

Other Assets in Excess of Liabilities — 0.4%		1,057

TOTAL NET ASSETS — 100.0%		$242,585

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2019. The date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	2.738%	01/23/21	US0003M+0.370%

(C)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,513 (000) and represents 1.4% of total net assets as of August 31, 2019.

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$1,978	$–	$–	$1,978

Asset-Backed Securities	–	56,408	–	56,408

Collateralized Mortgage Obligation	–	9	–	9

Corporate Bonds	–	115,869	–	115,869

U.S. Treasury Obligations	–	67,264	–	67,264

Total Assets - Investments in Securities	$1,978	$239,550	$–	$241,528

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  31,  2019    (U naudited)

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 97.1%
Alaska — 8.0%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C 5.000%, 06/01/29	$1,165	$1,406
Alaska International Airports System (RB)
Series A 5.000%, 10/01/30	1,190	1,425

		2,831

Florida — 14.9%
Broward County, Florida Port Facilities (RB)
Series A (AGM) 5.000%, 09/01/24	1,000	1,074
Miami-Dade County, Florida Aviation (RB) 5.000%, 10/01/28	1,000	1,244
Volusia County Educational Facility
Authority (RB) 5.000%, 06/01/26	1,500	1,776
Volusia County Educational Facility
Authority (RB) Series B 5.000%, 10/15/29	1,000	1,173

		5,267

Illinois — 3.4%
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/28	1,000	1,212

Indiana — 6.9%
Indiana Municipal Power Agency (RB)
Series A 5.000%, 01/01/33	1,000	1,217
Purdue University Student Fee (RB) Series CC 5.000%, 07/01/32	1,000	1,233

		2,450

Kansas — 3.6%
Olathe, Olathe Medical Center (RB) Series A 5.000%, 09/01/26	1,190	1,282

Louisiana — 3.4%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/25	1,000	1,186

Massachusetts — 7.5%
Commonwealth of Massachusetts (GO)
Series B (AGM) 5.250%, 08/01/28	1,000	1,334
Massachusetts Development Finance Agency,
Tufts Medical Center, Prerefunded 01/01/21 @ 100 (RB) Series I 6.250%, 01/01/27	400	427
Massachusetts Housing Finance Agency (RB)
Series 171 4.000%, 12/01/44	835	872

		2,633

	Par (000)	Fair Value (000)

Mississippi — 1.6%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series G (VRDN) 1.350%, 11/01/35	$550	$550

Missouri — 3.5%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A 5.000%, 06/01/27	1,145	1,254

New Jersey — 8.4%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/32	1,500	1,861
South Jersey Transportation Authority LLC (RB)
Series A 5.000%, 11/01/29	1,000	1,100

		2,961

Ohio — 3.8%
Ohio State University (RB) Series D 5.000%, 12/01/29	1,000	1,348

Oklahoma — 3.1%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA) 5.000%, 09/01/27	1,000	1,087

Pennsylvania — 19.1%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A 5.000%, 09/01/24	1,000	1,088
Monroeville Finance Authority (RB) 5.000%, 02/15/26	850	1,045
5.000%, 02/15/27	1,275	1,603
Philadelphia Airport Revenue (RB) Series B 5.000%, 07/01/34	1,500	1,825
Philadelphia Authority for Industrial
Development, Temple University (RB)
Second Series of 2016 5.000%, 04/01/31	1,000	1,176

		6,737

Rhode Island — 3.1%
Rhode Island Health & Educational Building
Corporation, Hospital Financing Lifespan
Obligated Group (RB) 5.000%, 05/15/24	950	1,094

Texas — 6.8%
Dallas-Fort Worth International Airport (RB)
Series G 5.000%, 11/01/26	1,125	1,176
North Texas Tollway Authority System (RB)
First Tier Series A 5.000%, 01/01/33	1,000	1,230

		2,406

Total Municipal Bonds
(Cost $32,054)		34,298

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

Fair Value (000)

TOTAL INVESTMENTS — 97.1%
(Cost $32,054)	$34,298

Other Assets in Excess of Liabilities — 2.9%	1,015

TOTAL NET ASSETS — 100.0%	$35,313

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Municipal Bonds	$–	$34,298	$–	$34,298

Total Assets - Investments in Securities	$–	$34,298	$–	$34,298

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)

MUNICIPAL BONDS — 97.4%
Alaska — 5.3%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A 5.000%, 12/01/22	$1,010	$1,113
Alaska International Airports System (RB)
Series A 5.000%, 10/01/24	1,250	1,482
Municipality of Anchorage, Electric Utility (RB)
Series A 5.000%, 12/01/22	1,550	1,735

		4,330

Florida — 9.4%
Broward County, Florida Port Facilities (RB)
Series A (AGM) 5.000%, 09/01/24	1,730	1,858
Citizens Property Insurance (RB) Series A-1 5.000%, 06/01/21	1,500	1,600
5.000%, 06/01/22	1,500	1,628
Palm Beach County Health Facilities
Authority (RB) 4.000%, 12/01/19	1,000	1,006
Volusia County Educational Facility
Authority (RB) 5.000%, 06/01/24	1,345	1,568

		7,660

Illinois — 12.2%
Champaign County Community Unit School
District No. 4 (GO) 5.000%, 01/01/21	1,000	1,050
Chicago Midway International Airport (RB)
Series B 5.000%, 01/01/22	1,000	1,086
Chicago O’Hare International Airport (RB)
Series B 5.000%, 01/01/23	1,000	1,122
Illinois Finance Authority, DePaul University (RB) 5.000%, 10/01/20	1,500	1,560
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/26	1,925	2,350
State of Illinois (GO) Series B 5.000%, 10/01/27	2,300	2,716

		9,884

Indiana — 10.6%
Ball State University, Housing and Dining
System (RB) 5.000%, 07/01/21	725	777
5.000%, 07/01/22	500	555
Ball State University, Student Fee (RB)
Series R 5.000%, 07/01/21	1,500	1,607
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A 5.000%, 08/15/20	1,000	1,036
5.000%, 08/15/21	1,000	1,074

	Par (000)	Fair Value (000)

Indiana Municipal Power Agency, Power Supply
System (RB) Series C 5.000%, 01/01/24	$1,000	$1,161
Purdue University, Student Fee (RB) Series CC 5.000%, 07/01/24	2,000	2,371

		8,581

Iowa — 1.4%
Ames, Mary Greeley Medical Center (RB) 5.000%, 06/15/23	1,040	1,172

Kansas — 1.4%
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A 5.000%, 09/01/24	1,000	1,179

Kentucky — 3.8%
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB) 5.000%, 05/01/24	2,640	3,082

Louisiana — 1.1%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/24	790	912

Maryland — 3.6%
Maryland State, Prerefunded 03/01/21 @ 100
(GO) Series A 5.000%, 03/01/22	1,000	1,059
Montgomery County (GO) Series C 5.000%, 10/01/25	1,500	1,846

		2,905

Massachusetts — 0.6%
Massachusetts Housing Finance Agency (RB)
Series 172 4.000%, 06/01/45	490	515

Michigan — 1.3%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B 5.000%, 07/01/20	1,000	1,018

Mississippi — 3.2%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series G (VRDN) 1.350%, 11/01/35	2,600	2,600

Missouri — 4.8%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A 5.000%, 06/01/20	1,000	1,029
5.000%, 06/01/22	1,570	1,735
Missouri Highway & Transportation
Commission (RB) Series A 5.000%, 05/01/22	1,000	1,104

		3,868

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Par (000)	Fair Value (000)

MUNICIPAL BONDS — continued
New Jersey — 1.6%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/27	$1,000	$1,266

North Carolina — 8.6%
North Carolina Housing Finance Agency (RB) Series 38-B 4.000%, 07/01/47	1,260	1,361
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB) 5.000%, 06/01/20	2,115	2,175
North Carolina Turnpike Authority (RB) 5.000%, 01/01/27	1,750	2,151
5.000%, 01/01/28	1,000	1,250

		6,937

Ohio — 2.9%
American Municipal Power, AMP Fremont Energy Center (RB) Series A 5.000%, 02/15/25	1,500	1,795
Hamilton County Hospital Facilities, UC Health (RB) 5.000%, 02/01/23	500	561

		2,356

Pennsylvania — 9.8%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A 5.000%, 09/01/19	610	610
Commonwealth of Pennsylvania (GO) First Series 5.000%, 03/01/23	2,000	2,263
Pennsylvania Economic Development Financing Authority (RB) Series B 5.000%, 07/01/20	455	461
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A 5.000%, 11/01/23	1,500	1,680
Pennsylvania Turnpike Commission, Prerefunded 12/01/21 @ 100 (RB) Series E 5.000%, 12/01/24	1,000	1,088
Philadelphia Gas Works, Fourteenth Series (RB) 5.000%, 10/01/21	1,700	1,831

		7,933

Rhode Island — 1.4%
Rhode Island Health & Educational Building Corporation, Hospital Financing Lifespan Obligated Group (RB) 5.000%, 05/15/24	1,000	1,152

Tennessee — 0.6%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C 4.000%, 01/01/45	465	493

Texas — 8.9%
Dallas Area Rapid Transit (RB) Series B 5.000%, 12/01/22	1,500	1,687

	Par (000)	Fair Value (000)

Lewisville Independent School District (GO) Series A (PSF-GTD) 5.000%, 08/15/21	$2,000	$2,152
North Texas Tollway Authority System (RB) First Tier Series A 5.000%, 01/01/25	1,400	1,576
University of Texas System (RB) Series J 5.000%, 08/15/24	1,500	1,782

		7,197

Washington — 4.9%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,215
Seattle Washington Municipal Light & Power Improvement (RB) Series C 5.000%, 10/01/23	1,500	1,734

		3,949

Total Municipal Bonds (Cost $76,709)		78,989

TOTAL INVESTMENTS — 97.4% (Cost $76,709)		78,989

Other Assets in Excess of Liabilities — 2.6%		2,114

TOTAL NET ASSETS — 100.0%		$81,103

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:
Municipal Bonds	$–	$78,989	$–	$78,989

Total Assets - Investments in Securities	$–	$78,989	$–	$78,989

See Notes to Schedules of Investments.

P N C   F u n d s

N O T E S    TO    S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of August 31, 2019, the Trust offered for sale shares of 18 Funds (each referred to as a “Fund,” or collectively as the “Funds”).

As of August 31, 2019, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services -Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Process and Structure

The Board of Trustees of the Trust (the “Board”) has adopted methods for valuing securities and other assets, including in circumstances in which market quotations are not readily available, and has delegated authority to PNC Capital Advisors, LLC (“the Adviser”) to apply those methods in making fair value determinations when market quotations are not readily available, subject to Board oversight. Summary information regarding methods used to value certain asset classes appears below under the heading “Valuation Measurements.” The Adviser has appointed its Pricing Committee to perform the valuation functions in accordance with the Trust’s Portfolio Security Pricing and Fair Valuation Policy and Pricing Committee Procedures (the “Procedures”). The Pricing Committee regularly reviews all fair value decisions, including descriptions of methodologies used to determine fair value and a report comparing subsequent actual prices with the prices determined using the Procedures. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

● Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
● Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

● Level 3 —

Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Certain foreign equity securities are fair value adjusted through an independent pricing service (“Service”) approved by the Board, which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities. The valuation hierarchy of each Fund’s securities as of August 31, 2019 can be found at the end of each Fund’s Schedule of Investments.

Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in total net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock, including exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and other open-end investment companies). Equity securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price on the exchange or market on which they principally trade (or such other exchange or market as selected by the Pricing Committee if quotations from the security’s principal exchange or market are not reliable indications of market value), as of the time the Funds calculate their NAVs. Securities quoted on the NASDAQ National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there are no transactions, are typically valued at the mean between the most recent bid and asked prices. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

investments such as American Depositary Receipts (ADRs), financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Investments in mutual funds (affiliated or non-affiliated) are valued at their respective NAV as determined by those funds each business day.

Debt securities (asset-backed securities, corporate bonds, municipal bonds, U.S. government securities, U.S. agency securities). Debt securities are typically valued based on evaluations provided by a Service. When quoted bid prices for portfolio debt securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities, as well as other investments, may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

Investment Transactions

Investment transactions are recorded on a trade date basis for Schedules of Investments preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The NAV per share of an ETF is calculated at the end of each business day and fluctuates with changes in the fair market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in fair market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the fair market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the fair market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

3. Affiliated Investments

Pursuant to U.S. Securities and Exchange Commission (the “SEC”) rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The fair value at May 31, 2019 and August 31, 2019, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the three-month period ended August 31, 2019 are shown in the following table.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 9    ( U n a u d i t e d )

	Fair Value of Affiliated Investments at 05/31/19 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments (000)		Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 08/31/19 (000)	Number of Shares at 08/31/19	Dividends from Affiliated Investments (000)		Capital Gain Distributions Received from Affiliated Investments (000)
Balanced Allocation Fund

AFFILIATED MONEY MARKET FUND – 7.9%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$1,248	$1,149	$1,003	$–		$–	$1,394	1,393,987	$2		$–

EXCHANGE-TRADED FUND – 5.9%*
iShares MSCI EAFE Value ETF	1,323	–	249	(38)		–	1,036	22,953	39		–

MUTUAL FUND – 6.6%*
PNC International Growth Fund, Class I Shares	1,131	–	–	–		34	1,165	95,168	–		–
	$3,702	$1,149	$1,252	$(38)		$34	$3,595	1,512,108	$41		$–

Emerging Markets Equity Fund

AFFILIATED MONEY MARKET FUND – 2.4%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$278	$313	$306	$–		$–	$285	285,349	$2		$–

International Equity Fund

AFFILIATED MONEY MARKET FUND – 1.4%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$69,638	$114,954	$162,531	$–		$–	$22,061	22,061,168	$155		$–

International Growth Fund

AFFILIATED MONEY MARKET FUND – 3.6%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$168	$387	$351	$–		$–	$204	204,325	$1		$–

Multi-Factor All Cap Fund

AFFILIATED MONEY MARKET FUND – 1.9%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$66	$743	$703	$–		$–	$106	106,498	$–	**	$–

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 3000 ETF	–	235	180	1		1	57	335	–		–
	$66	$978	$883	$1		$1	$163	106,833	$–	**	$–

Multi-Factor Large Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 1.1%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$888	$3,795	$3,535	$–		$–	$1,148	1,148,409	$5		$–

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Growth ETF	978	2,021	2,056	41		30	1,014	6,340	3		–
	$1,866	$5,816	$5,591	$41		$30	$2,162	1,154,749	$8		$–

Multi-Factor Large Cap Value Fund

AFFILIATED MONEY MARKET FUND – 1.5%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$982	$2,707	$2,181	$–		$–	$1,508	1,508,574	$6		$–

EXCHANGE-TRADED FUND – 1.1%*
iShares Russell 1000 Value ETF	1,043	–	69	–	**	46	1,020	8,182	6		–
	$2,025	$2,707	$2,250	$–	**	$46	$2,528	1,516,756	$12		$–

	Fair Value of Affiliated Investments at 05/31/19 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 08/31/19 (000)	Number of Shares at 08/31/19	Dividends from Affiliated Investments (000)	Capital Gain Distributions Received from Affiliated Investments (000)
Multi-Factor Small Cap Core Fund

AFFILIATED MONEY MARKET FUND – 11.8%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$14,497	$78,439	$61,602	$–	$–	$31,334	31,334,182	$22	$–

EXCHANGE-TRADED FUND – 7.1%*
iShares Russell 2000 ETF	–	47,463	28,785	28	59	18,765	126,074	–	–
	$14,497	$125,902	$90,387	$28	$59	$50,099	31,460,256	$22	$–
Multi-Factor Small Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 14.8%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$1,394	$53,416	$34,040	$–	$–	$20,770	20,770,699	$12	$–

EXCHANGE-TRADED FUND – 7.3%*
iShares Russell 2000 ETF	–	25,096	15,057	160	32	10,231	68,737	–	–
	$1,394	$78,512	$49,097	$160	$32	$31,001	20,839,436	$12	$–
Multi-Factor Small Cap Value Fund

AFFILIATED MONEY MARKET FUND – 12.6%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$667	$5,127	$3,365	$–	$–	$2,429	2,428,819	$1	$–

EXCHANGE-TRADED FUND – 8.4%*
iShares Russell 2000 ETF	–	1,612	–	–	5	1,617	10,866	–	–
	$667	$6,739	$3,365	$–	$5	$4,046	2,439,685	$1	$–
Small Cap Fund

AFFILIATED MONEY MARKET FUND – 13.2%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$16,273	$88,745	$77,063	$–	$–	$27,955	27,955,198	$48	$–

EXCHANGE-TRADED FUND – 9.4%*
iShares Russell 2000 ETF	3,960	48,233	32,681	281	120	19,913	133,784	39	–
	$20,233	$136,978	$109,744	$281	$120	$47,868	28,088,982	$87	$–
Total Return Advantage Fund

AFFILIATED MONEY MARKET FUND – 0.6%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$757	$14,165	$13,826	$–	$–	$1,096	1,096,381	$9	$–
Ultra Short Bond Fund

AFFILIATED MONEY MARKET FUND – 0.8%*
PNC Government Money Market Fund, Class I Shares 1.989% (A)	$3,412	$41,996	$43,430	$–	$–	$1,978	1,977,915	$21	$–

* As a percentage of Total Net Assets.

** Amount represents less than $500.

(A) The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2019.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its

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credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Furthermore, some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of securities by foreign investors.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund may invest up to 15% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly.The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Municipal Securities Risk. Each of the Tax Exempt Bond Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Tax Exempt Bond Funds.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued.

On May 7, 2019, PNC Group and Federated Investors, Inc. (“Federated”) announced that PNC Capital Advisors, LLC (“PCA”) and Federated had reached a definitive agreement for Federated to acquire certain components of PCA’s investment management business. PCA currently serves as the investment adviser to each of the Funds. The proposed transaction between Federated and PCA includes proposals to reorganize each Fund into a corresponding existing or new Federated mutual fund and the transition of the PCA international equity portfolio management team from PCA to Federated.

Each proposed reorganization involving a Fund is subject to a number of conditions, including approval by the Board. On June 11, 2019, the Board approved an agreement and plan of reorganization for each proposed reorganization (each an “Agreement”), which provides for the transfer of the assets of each Fund to a corresponding existing or new Federated mutual fund. Shareholders of record of each Fund on August 7, 2019 will be provided an opportunity to vote on the proposed reorganization at a special shareholder meeting, expected to be held on November 5, 2019. The combined prospectus and proxy statement describing each reorganization, the shareholder meeting, and a discussion of the factors the Board considered in approving the Agreement will be distributed to shareholders of record. Completion of the transaction between Federated and PCA and each proposed reorganization involving a Fund are subject to certain regulatory approvals and other customary conditions. If all conditions are satisfied and approvals obtained, the reorganizations are expected to be consummated in the fourth quarter of 2019.